                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04746

                           Van Kampen Tax-Exempt Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 2/28/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2005 (UNAUDITED)



PAR
AMOUNT
(000)     DESCRIPTION                                                                   COUPON        MATURITY               VALUE

          MUNICIPAL BONDS 99.1%
          ALABAMA    1.4%
$ 1,000   Alabama Spl Care Fac Fin Auth Methodist Home for the Aging                      6.300%       06/01/24       $      890,700
  4,500   Alabama St Indl Dev Auth Solid Waste Disp Rev Pine City Fiber Co (AMT)          6.450        12/01/23            4,761,090
  8,055   Alabama St Indl Dev Auth Solid Waste Disp Rev Pine City Fiber Co (AMT)
          (GTY AGMT: Boise Cascade Corp.)                                                 6.450        12/01/23            8,541,764
  3,000   Butler, AL Indl Dev Brd Solid GA Pacific Corp. Proj Rfdg (AMT)                  5.750        09/01/28            3,031,050
  4,000   Colbert Cnty Northwest Auth Hlthcare Fac                                        5.750        06/01/27            4,078,080
  3,280   Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj
          Ser A Rfdg (AMT)                                                                5.800        05/01/22            3,458,596
  7,000   Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj
          Ser B (AMT)                                                                     6.250        08/01/25            7,513,240
  1,235   Courtland, AL Indl Dev Brd Solid Waste Disp Champion Intl Corp Proj
          Rfdg (AMT)                                                                      6.000        08/01/29            1,276,965
  2,460   Huntsville Carlton Cove, AL Carlton Cove Inc Proj Ser A (a)                     8.000        11/15/19            1,475,016
  5,000   Huntsville Carlton Cove, AL Carlton Cove Inc Proj Ser A                         8.125        11/15/31            2,993,950
  4,000   Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Ser A                         8.125        12/01/26            3,706,760
  7,500   Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Ser A                         8.250        12/01/32            6,934,725
  1,250   Phenix Cnty, AL Environmental Impt Rev Rfdg (AMT)                               6.350        05/15/35            1,343,987
 10,000   University AL Gen Rev Drivers Ser 529 (Inverse Fltg) (Acquired
          10/05/04, Cost $10,301,478) (MBIA Insd) (a) (b) (c)                             7.825        07/01/12           10,839,900
                                                                                                                      --------------
                                                                                                                          60,845,823
                                                                                                                      --------------

          ALASKA    0.3%
    830   Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)                     5.800        01/01/18              754,279
  3,545   Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)                     5.875        01/01/32            3,028,848
  2,000   Alaska Indl Dev & Expt Auth Williams Lynks AK Cargoport (AMT)
          (Acquired 05/17/01, Cost $2,000,000) (c)                                        8.125        05/01/31            2,091,620
  7,900   Juneau, AK City & Boro Nonrecourse Saint Ann's Care Ctr Proj                    6.875        12/01/25            7,183,233
                                                                                                                      --------------
                                                                                                                          13,057,980
                                                                                                                      --------------

          ARIZONA    3.1%
  1,415   Arizona Hlth Fac Auth Hosp John C Lincoln Hlth Network                          6.375        12/01/37            1,530,804
  5,000   Arizona Hlth Fac Auth Rev Terraces Proj Ser A                                   7.500        11/15/23            5,088,950
  9,000   Arizona Hlth Fac Auth Rev Terraces Proj Ser A                                   7.750        11/15/33            9,196,650
  6,850   Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Ser A
          Rfdg                                                                            7.250        12/01/19            7,255,931
  3,000   Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Ser A
          Rfdg                                                                            7.125        12/01/24            3,066,420
  6,750   Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Ser A
          Rfdg                                                                            7.625        12/01/29            7,126,852
  1,045   Casa Grande, AZ Indl Dev Auth Hosp Rev Rfdg                                     8.250        12/01/15              875,929
  2,950   Cochise Cnty, AZ Indl Dev Auth Sierra Vista Regl Hlth Ctr Proj                  7.750        12/01/30            3,205,883
  1,475   Coconino Cnty, AZ Pollutn Ctl Corp Rev Tucson Elec Pwr Navajo Ser A
          (AMT)                                                                           7.125        10/01/32            1,551,287
  6,000   Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj                  7.500        03/01/35            6,418,140
  7,465   Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Ser A                 6.200        09/01/28            7,207,457
  1,000   Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Ser A                 6.300        09/01/38              962,690
  1,465   Maricopa Cnty, AZ Indl Dev Auth Horizon Cmnty Learning Ctr Proj                 7.125        06/01/10            1,514,883
  1,250   Maricopa Cnty, AZ Indl Dev Auth Horizon Cmnty Learning Ctr Proj                 7.950        06/01/23            1,313,787
  5,500   Maricopa Cnty, AZ Indl Dev Auth Multi-Family Hsg Rev Natl Hlth Fac II
          Proj Ser B (Acquired 01/05/98, Cost $5,500,000) (c)                             6.625        07/01/33            3,945,975
  3,000   Maricopa Cnty, AZ Indl Dev Christian Care Mesa Inc Proj Ser A                   7.750        04/01/15            3,123,270
 11,745   Maricopa Cnty, AZ Indl Dev Christian Care Mesa Inc Proj Ser A                   7.875        04/01/27           12,108,273
  4,000   Maricopa Cnty, AZ Pollutn Ctl El Paso Elec Ser A Rfdg                           6.375        08/01/15            4,057,440
  5,200   Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Ser A Rfdg                       6.375        08/15/29            5,239,468
  3,500   Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Ser A Rfdg                       6.500        08/15/31            3,545,850
    800   Phoenix, AZ Indl Dev Auth Arpt Fac Rev America West Airl Inc Proj
          (AMT)                                                                           6.250        06/01/19              654,608

  2,905   Pima Cnty, AZ Indl Dev Auth Ed Rev Excalibur Charter Sch Proj (a)               7.750        08/01/33            2,933,643
  3,030   Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Dist (a)              7.500        11/01/33            3,071,693
  4,345   Pima Cnty, AZ Indl Dev Auth Fac Rev Desert Heights Charter Sch (a)              7.500        08/01/33            4,388,363
  3,500   Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech High Sch Proj                      7.500        02/01/34            3,536,050
  6,750   Pima Cnty, AZ Indl Dev Auth Rev La Posada at Park Ctr Ser A                     7.000        05/15/27            6,861,577
  1,155   Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist Assmt Rev                           6.500        12/01/12            1,247,827
  1,035   Scottsdale, AZ Indl Dev Auth Rev First Mtg Westminster Vlg Rfdg
          (Prerefunded @ 06/01/05)                                                        8.000        06/01/11            1,070,014
  2,000   Scottsdale, AZ Indl Dev Auth Rev First Mtg Westminster Vlg Ser A Rfdg
          (Prerefunded @ 06/01/05)                                                        8.250        06/01/15            2,068,920
  1,000   Sundance Cmnty Fac Dist AZ                                                      6.250        07/15/29            1,003,080
  3,801   Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 2                        7.125        07/01/27            3,970,297
  1,025   Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 3                        6.500        07/01/29            1,028,085
  3,235   Tucson, AZ Multi-Family Rev Hsg Catalina Asstd Living Ser A (AMT)               6.500        07/01/31            2,875,365
  7,600   Verrado Cmnty Fac Dist No 1 AZ                                                  6.500        07/15/27            8,325,876
  4,000   Vistancia Cmnty Fac Dist AZ                                                     6.750        07/15/22            4,115,240
  4,000   Yavapai Cnty, AZ Indl Dev Auth Hosp Fac Rev Yavapai Regl Med Ctr Ser A          6.000        08/01/33            4,245,280
                                                                                                                      --------------
                                                                                                                         139,731,857
                                                                                                                      --------------

          ARKANSAS    0.0%
  2,825   Jackson Cnty, AR Hlthcare Fac Brd First Mtg Hosp Rev Newport Hosp &
          Clinic Inc                                                                      7.375        11/01/11            1,996,371
                                                                                                                      --------------

          CALIFORNIA 7.7%
  1,035   Abag Fin Auth For Nonprofit Corps CA Ctf Part                                   6.375        11/15/15            1,102,296
  3,455   Abag Fin Auth For Nonprofit Corps CA Ctf Part                                   6.375        11/15/28            3,616,314
  1,000   Abag Fin Auth Nonprofit Corp CA American Baptist Homes Ser A Rfdg               5.850        10/01/27              958,980
  3,200   Abag Fin Auth Nonprofit Corp CA American Baptist Homes Ser A Rfdg               6.200        10/01/27            3,205,216
  4,165   Agua Mansa, CA Indl Growth Assn Spl Tax Cmnty Fac Dist No 2002-1 (LOC:
          American Express Co.)                                                           6.500        09/01/33            4,234,306
  5,000   Beaumont, CA Fin Auth Loc Agy Rev Ser A                                         7.000        09/01/33            5,319,400
  1,875   Beaumont, CA Fin Auth Loc Agy Rev Ser D                                         5.800        09/01/35            1,883,587
  3,000   Blythe, CA Redev Agy Proj                                                       5.750        05/01/34            2,980,830
  1,500   Brentwood, CA Infrastructure CIFP 2004-1                                        5.875        09/02/34            1,528,905
  1,210   California Ed Fac Auth Rev Pacific Graduate Sch of Psych (a)                    7.600        11/01/21            1,331,000
  2,080   California Ed Fac Auth Rev Pacific Graduate Sch of Psych (Acquired
          06/07/96, Cost $2,080,000) (a) (c)                                              8.000        11/01/21            2,187,370
 10,450   California Hlth Fac Fin Auth Rev Hlth Fac Adventist Hlth Sys Ser A              5.000        03/01/33           10,550,842
  2,570   California St                                                                   5.250        09/01/26            2,726,616
 10,000   California St                                                                   5.125        02/01/27           10,503,700
 10,000   California St                                                                   5.000        06/01/28           10,378,700
  5,000   California St                                                                   5.250        02/01/29            5,290,150
  5,000   California St                                                                   5.000        02/01/33            5,139,950
 32,695   California St (a) (d)                                                           5.000        03/01/33           33,747,779
  5,000   California St Drivers Ser 519 (Inverse Fltg) (Acquired 09/22/04, Cost
          $5,214,564) (MBIA Insd) (a) (b) (c)                                             7.835        02/01/31            5,333,200
  2,905   California Statewide Cmnty Dev Auth Multi-Family Rev Hsg Heritage
          Pointe Sr Apt Ser QQ (AMT) (Acquired 02/19/02, Cost $2,897,738) (c)             7.500        10/01/26            2,836,558
  4,000   California Statewide Cmnty Dev Auth Rev Elder Care Alliance Ser A               8.000        11/15/22            4,138,320
  2,000   California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ                6.500        10/01/23            1,974,380
  2,500   California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ                6.625        10/01/33            2,460,750
  5,000   California Statewide Cmnty Dev Auth Rev San Francisco Art Institute
          (Acquired 07/05/02, Cost $5,000,000) (c)                                        7.375        04/01/32            5,027,400
  5,500   California Statewide Cmnty Dev Auth Rev Thomas Jefferson Sch of Law             7.750        10/01/31            5,911,675
  3,220   California Statewide Cmnty Hosp Napa Vly Proj Ser A                             7.000        01/01/34            3,293,835
  2,000   California Statewide Cmnty Insd Hlth Fac LA Jewish Home (CA MTG Insd)           5.500        11/15/33            2,147,940
  1,360   Chino, CA Fac Dist No 3 Impt Area 1                                             5.750        09/01/34            1,365,426
  2,850   Contra Costa Cnty, CA Multi-Family Hsg Rev (AMT) (Acquired 06/08/99,
          Cost $2,850,000) (c)                                                            6.750        12/01/30            2,870,520
  1,500   Corona Norco, CA Uni Sch D Ser A                                                5.700        09/01/29            1,509,285
  1,925   Fontana, CA Spl Tax Cmnty Fac Dist No 11 Ser B                                  6.500        09/01/28            2,017,843
  3,695   Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra                                 5.850        09/01/25            3,736,569
  3,000   Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra                                 6.000        09/01/34            3,055,440
 10,000   Golden St Securitization Ser A-1                                                6.750        06/01/39           10,478,300
  1,350   Healdsburg, CA Ctf Part Nuestro Hosp Inc (Acquired 11/03/98, Cost
          $1,329,475) (c) (e) (f)                                                         6.375        11/01/28               43,996
    450   Healdsburg, CA Ctf Part Nuestro Hosp Inc (Acquired 11/13/98, Cost
          $450,000) (c) (e) (f)                                                           6.250        11/01/08               14,665

  1,000   Imperial Beach, CA Pub Palm Ave Coml Redev Proj Ser A                           5.850        06/01/28            1,003,630
  3,000   Imperial Beach, CA Pub Palm Ave Coml Redev Proj Ser A                           6.000        06/01/33            3,093,390
    900   Indio, CA Pub Fin Auth Rev Tax Increment (Prerefunded @ 08/15/06)               6.500        08/15/27              951,678
  1,500   Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area Ser B                        6.375        08/15/33            1,550,520
  1,000   Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area Ser B                        6.500        08/15/34            1,043,380
  1,000   Irvine, CA Impt Bd Act 1915 Assmt Dist No 00 18 Grp 4                           5.375        09/02/26            1,013,370
  1,500   Irvine, CA Impt Bd Act 1915 Assmt Dist No 03 19 Grp 2                           5.500        09/02/29            1,520,490
  4,000   Jurupa, CA Cmnty Svcs Dist Spl Cmnty Fac Dist No 4 Ser A                        5.700        09/01/34            4,045,320
  3,500   La Verne, CA Ctf Part Brethren Hillcrest Homes Ser B                            6.625        02/15/25            3,826,585
  2,345   Lake Elsinore, CA Pub Fin Auth Loc Agy Rev Ser F                                7.100        09/01/20            2,533,702
  2,500   Lincoln, CA Spl Tax Cmnty Fac Dist No 2003 Ser 1                                6.000        09/01/34            2,569,600
  1,000   Los Angeles, CA Cmnty Fac Dist Spl Tax No 3 Cascades Business Pk                6.400        09/01/22            1,053,850
  7,685   Los Angeles, CA Regl Arpt Fac Sublease Intl Arpt Rfdg                           6.350        11/01/25            5,763,750
  3,250   Los Angeles, CA Regl Arpt Impt Corp Lease Rev Fac Sublease LA Intl
          Ser A-1 Rfdg                                                                    7.125        12/01/24            3,277,885
  3,000   Los Angeles, CA Regl Arpt Impt Corp Lease Rev Ser C (AMT)                       7.000        12/01/12            2,970,120
 31,700   Los Angeles, CA Regl Arpt Impt Corp Lease Rev Ser C (AMT)                       7.500        12/01/24           32,275,355
  5,500   Los Angeles, CA Regl Arpt Lease Fac Sublease Continental Airl (AMT)             9.250        08/01/24            5,538,335
  9,000   Los Angeles, CA Rites PA 1270 (Inverse Fltg) (Acquired 08/09/04, Cost
          $10,247,756) (a) (b) (c)                                                        8.381        03/01/12           10,672,560
  6,750   Millbrae, CA Residential Fac Rev Magnolia of Millbrae Proj Ser A (AMT)          7.375        09/01/27            6,902,212
  1,000   Moreno Valley, CA Spl Tax Towngate Cmnty Fac Dist 87-1                          7.125        10/01/23            1,002,090
  2,000   Murrieta, CA Cmnty Fac Dist No 2 the Oaks Impt Area Ser B                       6.000        09/01/34            2,089,080
  3,645   Norco, CA Spl Tax Cmnty Fac Dist No 01-1                                        6.750        09/01/22            3,806,000
  1,000   Oakley, CA Pub Fin Auth Rev                                                     6.000        09/02/28            1,029,750
  1,000   Oakley, CA Pub Fin Auth Rev                                                     6.000        09/02/34            1,025,490
  2,000   Orange Cnty, CA Cmnty Fac Tax 04 Ladera Ranch Ser A                             5.000        08/15/25            1,986,040
  4,000   Perris, CA Cmnty Fac Dist Spl Tax No 01-2 Ser A                                 6.375        09/01/32            4,108,920
  2,000   Perris, CA Pub Fin Auth Loc Agy Rev Ser D                                       7.875        09/01/25            2,061,600
  2,760   Reedley, CA Ctf Part                                                            7.500        10/01/26            2,794,886
  1,845   Riverside CA Uni Sch Dist Tax Cmnty Fac Dist 15 Impt Area 1                     5.600        09/01/34            1,852,417
  1,600   Sacramento, CA Spl Tax Cmnty Fac Dist No 97-1 Ser A                             6.700        09/01/17            1,660,944
  1,990   Sacramento, CA Spl Tax Cmnty Fac Dist No 97-1 Ser A                             6.750        09/01/27            2,060,625
  2,000   San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101                         6.600        09/01/27            2,035,220
  2,630   San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101                         6.650        09/01/32            2,676,735
  6,120   San Jose, CA Multi-Family Hsg Rev Helzer Courts Apt Ser A (AMT)                 6.400        12/01/41            5,843,866
  1,000   San Marcos, CA Pub Fac Auth Ser A                                               5.650        09/01/36            1,003,330
 10,000   San Marcos, CA Pub Fac Auth Ser B                                               6.200        09/01/35           10,311,900
  1,505   Simi Vly, CA Cmnty Dev Agy Coml Sycamore Plaza II Rfdg (Acquired
          07/28/98, Cost $1,505,000) (c)                                                  6.000        09/01/12            1,564,899
  1,000   Snowline, CA Jt Uni Sch Dist No 2002 1 Ser A                                    5.400        09/01/34            1,011,480
  7,000   Southern CA Logistics Arpt Auth Proj                                            6.250        12/01/33            7,230,160
  1,665   Torrance, CA Hosp Rev Torrance Memorial Med Ctr Ser A                           5.500        06/01/31            1,755,926
  1,600   Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr Inc                          5.375        10/15/34            1,642,368
  1,000   Upland, CA Cmnty Fac Dist 2003 San Antonio Impt 1 A                             5.900        09/01/24            1,050,090
  1,500   Upland, CA Cmnty Fac Dist 2003 San Antonio Impt 1 A                             6.000        09/01/34            1,561,260
  7,115   Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev Jr Lien Rfdg                    6.250        10/01/28            7,442,646
  2,000   Vallejo, CA Ctf Part Touro Univ                                                 7.250        06/01/16            2,152,500
  3,870   Vallejo, CA Pub Fin Auth Loc Hiddenbrooke Impt Dist Ser A                       5.800        09/01/31            3,947,980
  4,000   Woodland, CA Spl Tax Cmnty Fac Dist 1 Spring Lake                               6.250        09/01/34            4,011,360
  1,060   Yuba City, CA Redev Agy Tax Hsg Set Aside Ser B (a)                             6.000        09/01/31            1,092,107
  1,880   Yuba City, CA Redev Agy Tax Hsg Set Aside Ser B (a)                             6.000        09/01/39            1,921,642
                                                                                                                      --------------
                                                                                                                         340,241,086
                                                                                                                      --------------

          COLORADO    3.0%
  2,175   Antelope Heights Met Dist CO                                                    8.000        12/01/23            2,181,133
  1,620   Arvada, CO Multi-Family Rev Hsg Arvada Nightingale Proj Rfdg (AMT)
          (Acquired 04/16/99, Cost $1,620,000) (c)                                        6.250        12/01/18            1,480,858
  1,845   Bradburn Met Dist No 3 CO                                                       7.500        12/01/33            1,892,767
  1,895   Briargate Ctr Business Impt Dist CO Ser A                                       7.450        12/01/32            1,910,747
  2,410   Briargate Ctr Business Impt Dist CO Spl Assmt Rev Impt Dist No 02-1
          Ser B                                                                           7.400        12/01/27            2,430,051

  4,000   Bromley Pk Met Dist CO No 2                                                     8.050        12/01/32            4,069,680
  2,000   Bromley Pk Met Dist CO No 2 Ser B                                               8.050        12/01/32            2,034,840
  4,790   Broomfield Vlg Met Dist No 2 CO Impt Rfdg                                       6.250        12/01/32            4,755,081
  4,835   Colorado Ed & Cultural Fac Auth Rev Charter Sch Frontier Academy                7.375        06/01/31            5,008,867
  2,500   Colorado Ed & Cultural Fac Auth Rev Charter Sch Platte Academy Ser A
          (Prerefunded @ 3/01/10)                                                         7.250        03/01/32            2,980,300
  1,005   Colorado Ed & Cultural Fac Auth Rev Denver Acad Ser A Rfdg                      7.000        11/01/23            1,011,543
    810   Colorado Ed & Cultural Fac Auth Rev Denver Acad Ser A Rfdg                      7.125        11/01/28              815,451
  2,220   Colorado Ed & Cultural Fac Montessori Sch of Denver Proj                        7.500        06/01/22            2,264,089
  1,100   Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer
          Ser A                                                                           6.000        07/01/29            1,060,543
  1,000   Colorado Hlth Fac Auth Rev Baptist Home Assn Ser A                              6.250        08/15/13              937,520
  5,500   Colorado Hlth Fac Auth Rev Baptist Home Assn Ser A                              6.375        08/15/24            4,790,720
  1,000   Colorado Hlth Fac Auth Rev Baptist Home Assn Ser B                              7.500        08/15/27              995,830
  1,590   Colorado Hlth Fac Auth Rev Christian Living Campus Ser A                        6.850        01/01/15            1,649,832
  3,000   Colorado Hlth Fac Auth Rev Christian Living Campus Ser A Rfdg                   6.750        01/01/30            3,025,380
  1,000   Colorado Hlth Fac Auth Rev Evangelical Lutheran Ser A                           5.250        06/01/34            1,028,200
  4,250   Colorado Hlth Fac Auth Rev Impt Volunteers Ser A Rfdg                           5.875        07/01/28            4,022,327
    715   Colorado Hlth Fac Auth Rev Sr Living Fac Eaton Ter Ser A                        6.800        07/01/09              731,166
  3,250   Colorado Hlth Fac Auth Rev Sr Living Fac Eaton Ter Ser A (a)                    7.250        07/01/22            3,295,857
    490   Colorado Hsg Fin Auth Single Family Pgm Sr B2 (AMT)                             6.800        04/01/30              500,094
  3,000   Cottonwood Wtr & Santn Dist CO Ser A Rfdg                                       7.750        12/01/20            3,142,350
  2,750   Denver, CO Hlth & Hosp Auth Ser A Rfdg                                          6.250        12/01/33            2,978,387
  1,600   Eagle Cnty, CO Air Term Corp Rev Arpt Term Proj (AMT)                           7.500        05/01/21            1,649,104
  1,555   Eagle Cnty, CO Air Term Corp Ser A (AMT)                                        7.000        05/01/21            1,636,093
  1,455   Eagle Cnty, CO Air Term Corp Ser A (AMT)                                        7.125        05/01/31            1,532,682
  2,930   Eagle Riverview Affordable Hsg Corp CO Multi-Family Rev Ser A (a)               6.300        07/01/29            3,059,858
  1,735   Eaglebend, CO Affordable Hsg Corp Multi-Family Rev Hsg Proj Ser A               6.400        07/01/17            1,739,684
  1,500   Eaglebend, CO Affordable Hsg Corp Multi-Family Rev Hsg Proj Ser A               6.450        07/01/21            1,488,630
  3,000   Elk Valley, CO Pub Impt Pub Impt Fee Ser A                                      7.350        09/01/31            3,203,430
  5,300   Fronterra Vlg Met Dist CO (a)                                                   8.050        12/01/31            5,330,316
  4,500   La Plata Cnty, CO Rec Fac Rev Durango Mtn Resort Proj Ser A Rfdg                6.875        02/01/12            4,561,740
  3,935   Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj Ser A (AMT) (g)                 7.000        10/01/18            2,237,913
    500   Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj Ser B (a) (g)                   6.125        10/01/08              289,435
  6,840   Lake Creek Affordable Hsg Corp Hsg Proj Ser A Rfdg                              6.250        12/01/23            6,331,309
  6,200   Montrose Cnty, CO Hlthcare Fac Rev Homestead at Montrose Ser A                  7.000        02/01/38            6,311,972
  4,185   Montrose, CO Mem Hosp Brd                                                       6.000        12/01/28            4,300,422
  3,000   Montrose, CO Mem Hosp Brd                                                       6.000        12/01/33            3,062,850
  1,000   Neu Towne Met Dist CO                                                           7.250        12/01/34              995,610
  2,750   North Range Met Dist No 1 CO (Acquired 12/07/01, Cost $2,670,361) (c)           7.250        12/15/31            2,769,882
  6,905   Rampart Range Met Dist No 1 CO Rev Rampart Range Met Dist No 2 Proj             7.750        12/01/26            7,165,802
  1,995   Rendezvous Residential Met Dist Co                                              8.000        12/01/21            2,070,152
  1,000   Serenity Ridge Met Dist No 2                                                    7.500        12/01/34              999,240
     56   Skyland Metro Dist CO Gunnison Cnty Rfdg                                        6.750        12/01/22               55,792
    750   Snowmass Village, CO Multi-Family Hsg Rev Ser A Rfdg                            8.000        09/01/14              750,277
  2,000   Southlands, CO Med Dist Met Dist No 1                                           7.125        12/01/34            2,053,400
    637   Tallyns Reach Met Dist No 2                                                     6.375        12/01/23              637,134
    925   Tallyns Reach Met Dist No 3                                                     6.625        12/01/23              925,176
  1,000   Tallyns Reach Met Dist No 3                                                     6.750        12/01/33            1,000,190
  4,900   Vista Ridge Met Dist CO                                                         7.500        12/01/31            5,027,792
                                                                                                                      --------------
                                                                                                                         132,179,498
                                                                                                                      --------------

          CONNECTICUT 0.6%
  3,405   Connecticut St Dev Auth First Mtg Gross Rev Hlthcare Proj The Elm Pk
          Baptist Inc Proj                                                                5.850        12/01/33            3,540,110
  1,500   Connecticut St Dev Auth Indl Afco Cargo Bdl LLC Proj (AMT)                      8.000        04/01/30            1,575,120
    500   Connecticut St Dev Auth Mystic Marinelife Aquar Proj Ser A                      7.000        12/01/27              515,330
  3,660   Connecticut St Hlth & Ed Fac Auth Rev Saint Mary's Hosp Issue Ser E             5.875        07/01/22            3,465,581
  3,000   Connecticut St Hlth & Ed Fac Auth Rev Windham Cmnty Mem Hosp Ser C              6.000        07/01/20            2,792,130
  1,585   Greenwich, CT Hsg Auth Multi-Family Rev Hsg Greenwich Close Ser B               7.500        09/01/27            1,557,136

  1,190   Manchester, CT Redev Agy Multi-Family Mtg Rev Bennet Hsg Dev Rfdg
          (Acquired 09/05/96, Cost $1,103,216) (a) (c)                                    7.200        12/01/18            1,182,134
  6,500   Mohegan Tribe Indians, CT Pub Impt Priority Dist (Acquired 11/03/04,
          Cost $6,348,138) (c)                                                            5.250        01/01/33            6,397,625
  2,620   New Britain, CT Hsg Auth Multi-Family Rev Hsg Franklin Square Manor
          Proj (AMT) (a)                                                                  7.000        07/01/21            2,575,932
  1,220   New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal Energies (AMT)                  7.250        07/01/09            1,223,111
                                                                                                                      --------------
                                                                                                                          24,824,209
                                                                                                                      --------------

          DELAWARE    0.1%
  4,215   Wilmington, DE Multi-Family Rent Rev Hsg Electra Arms Sr Assoc Proj
          (AMT)                                                                           6.250        06/01/28            3,624,268
                                                                                                                      --------------

          DISTRICT OF COLUMBIA    0.1%
  1,545   District of Columbia Rev Methodist Home Issue                                   6.000        01/01/29            1,446,892
  2,060   Metropolitan Wash DC Arpts Auth Sys Drivers Ser 404 (Inverse Fltg)
          (AMT) (Acquired 03/10/04, Cost $2,496,040) (FGIC Insd) (a) (b) (c)             13.905        10/01/11            2,347,864
                                                                                                                      --------------
                                                                                                                           3,794,756
                                                                                                                      --------------

          FLORIDA    11.2%
  1,800   Anthem Pk Cmnty Dev Dist FL Cap                                                 5.800        05/01/36            1,805,364
 10,300   Beacon Lakes, FL Cmnty Dev Ser A                                                6.900        05/01/35           10,808,614
  1,000   Bellalago Ed Fac Benefits Dev Ser B                                             5.800        05/01/34              998,370
  2,000   Bluewaters Cmnty Dev Dist of FL                                                 6.000        05/01/35            2,015,700
    822   Bobcat Trail Cmnty, FL Dev Dist Cap Impt Rev Ser A                              7.500        05/01/19              839,837
    390   Bobcat Trail Cmnty, FL Dev Dist Cap Impt Rev Ser B                              6.750        05/01/07              391,470
  3,000   Boca Raton, FL Hsg Auth Mtg Hsg Rev First Lien Banyan Place Sr Living
          Ser A                                                                           7.150        04/01/31            2,927,100
    910   Boca Raton, FL Hsg Auth Mtg Hsg Rev Second Lien Banyan Place Sr Living
          Ser B (a)                                                                       8.700        10/01/32              921,475
  3,000   Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt                                 7.375        05/01/34            3,149,520
  5,000   Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt                                 7.500        05/01/34            5,285,650
  1,500   Brighton Lakes Cmnty Dev Dist Ser A                                             6.125        05/01/35            1,502,085
  3,500   Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)                                  5.750        01/01/32            3,485,475
  2,500   Capital Tr Agy FL Rev Sub Orlando Proj (AMT)                                    6.750        01/01/32            2,470,100
  3,890   Championsgate Cmnty Dev Dist Ser A                                              6.250        05/01/20            3,910,695
  2,465   Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg                               6.250        08/15/23            2,621,084
  2,500   Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg                               6.375        08/15/32            2,644,475
  2,000   Connerton West Cmnty Dev FL Ser A                                               5.950        05/01/36            2,003,000
  2,400   Culter Cay, FL Cmnty Dev Dist                                                   6.300        05/01/34            2,456,736
  3,000   Double Branch Cmnty Dev Dist FL Spl Assmt Ser A                                 6.700        05/01/34            3,207,960
  9,250   Escambia Cnty, FL Environmental Impt Rev Ser A (AMT)                            5.750        11/01/27            9,646,732
 10,000   Fiddlers Creek Cmnty Dev Dist No 2 FL Spl Assmt Rev Ser A (Acquired
          05/28/03, Cost $9,965,746) (c)                                                  6.375        05/01/35           10,306,800
  3,720   Fishhawk Cmnty Dev Dist of FL Spl Assmt Rev (Prerefunded @ 05/01/06)            7.625        05/01/18            3,968,422
  2,000   Fleming Is Plantation Cmnty Ser B                                               7.375        05/01/31            2,143,100
  4,500   Florida Hsg Fin Corp Multi-Family Hsg Whistlers Cove Apt Proj (AMT)             6.500        01/01/39            3,712,770
  8,010   Florida Hsg Fin Corp Multi-Family Rev Mtg Cutler Glen & Meadows Ser U           6.500        10/01/33            8,036,753
  4,825   Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt Ser C (AMT)                        6.610        07/01/38            4,556,103
  9,290   Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt Ser G (AMT)                      6.600        07/01/38            8,890,251
 11,720   Florida Hsg Fin Corp Rev Hsg Westbrook Apt Ser U-1 (AMT) (a)                    6.450        01/01/39           11,543,497
  5,875   Florida Hsg Fin Corp Rev Hsg Westchase Apt Ser B (AMT)                          6.610        07/01/38            5,147,969
    760   Fort Walton Beach, FL Indl Dev Rev First Mtg Ft Walton Beach Venture
          Proj (e)                                                                       10.500        12/01/16              408,903
  2,000   Greyhawk Landing Cmnty Dev Dist FL Spl Assmt Rev Ser A                          7.000        05/01/33            2,129,500
    240   Heritage Harbor Cmnty Dev Dist FL Rev Rec                                       7.750        05/01/23              223,130
    850   Heritage Harbor Cmnty Dev Dist FL Rev Spl Assmt Ser A                           6.700        05/01/19              872,669
  3,000   Hialeah Gardens, FL Indl Dev Rev Waterford Convales Ctr Ser A Rfdg              8.250        12/01/14            3,009,630
 11,500   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys Ser D              5.375        11/15/35           12,024,630
  1,500   Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove Apt Proj Ser A (AMT)             7.375        07/01/40            1,491,270
  3,180   Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj Ser A
          Rfdg                                                                            5.250        10/01/24            3,294,830
  5,200   Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj Ser B          5.250        10/01/34            5,311,852
  8,450   Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec Co Proj          5.500        10/01/23            8,808,533
  1,500   Homestead, FL Indl Dev Rev Brookwood Gardens Ctr Proj Ser A Rfdg                8.250        12/01/14            1,505,505
  1,820   Islands at Doral FL                                                             6.375        05/01/35            1,905,849
  3,000   Islands at Doral III Cmnty Ser 2004 A                                           5.900        05/01/35            3,035,550

  2,000   Jea, FL Elec Sys Rev Ser 3 Ser A (Prerefunded @10/01/07)                        5.375        10/01/32            2,137,920
  2,495   Kendall Breeze Cmnty Dev Dist (a)                                               6.700        11/01/23            2,606,626
  3,190   Kendall Breeze Cmnty Dev Dist (a)                                               6.625        11/01/33            3,303,181
  1,445   Keys Cove Cmnty Dev Dist FL                                                     5.875        05/01/35            1,446,850
  1,060   Lake Bernadette, FL Cmnty Dev Dist Spl Assmt Rev Ser A                          8.000        05/01/17            1,075,465
  2,020   Lake Saint Charles, FL Cmnty Dev Dist Spl Assmt Rev                             7.875        05/01/17            2,078,136
  8,895   Largo, FL Sun Coast Hlth Sys Rev Hosp Rfdg                                      6.300        03/01/20            8,634,910
    330   Lee Cnty, FL Indl Dev Auth Econ Rev Encore Nursing Ctr Part Rfdg                8.125        12/01/07              333,039
  3,150   Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress Cove Hlthpk Ser A           6.375        10/01/25            3,159,670
  6,000   Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress Cove Hlthpk Ser A           6.750        10/01/32            6,153,000
  5,955   Leon Cnty, FL Ed Fac Auth Rev Southgate Residence Hall Ser A Rfdg               6.750        09/01/28            5,992,516
  2,945   Marshall Creek Cmnty Dev Dist FL Spl Assmt Ser A (Acquired 06/12/00,
          Cost $2,945,000) (c)                                                            7.650        05/01/32            3,211,935
  5,000   Miami Beach, FL Hlth Fac Auth Hosp Mt Sinai Med Ctr FL Rfdg (Acquired
          04/26/04, Cost $4,823,445) (c)                                                  6.750        11/15/29            5,330,450
    105   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Proj                 5.375        11/15/18               99,036
  3,605   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Proj                 5.375        11/15/28            3,302,432
  2,880   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr Ser A                   6.125        11/15/11            2,972,938
  1,000   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr Ser A                   6.700        11/15/19            1,063,010
  3,465   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr Ser A                   6.800        11/15/31            3,665,727
 10,000   Miami Dade Cnty FL Aviation Miami Intl Airport Hub Ser B (FGIC Insd)            5.000        10/01/37           10,354,100
 12,500   Miami Dade Cnty, FL Sch Brd Drivers Ser 534 (Inverse Fltg) (Acquired
          10/06/04, Cost $12,953,111) (FGIC Insd) (a) (b) (c)                             7.825        08/01/11           13,465,375
  3,480   Midtown Miami, FL Cmnty Dev Dist Pkg Garage Proj Ser A                          6.250        05/01/37            3,605,141
  6,520   Midtown Miami, FL Cmnty Dev Ser B                                               6.500        05/01/37            6,795,796
  5,360   Miromar Lakes Cmnty Dev Dist Ser B                                              7.250        05/01/12            5,651,209
  3,000   Mount Dora, FL Hlth Fac Auth Waterman Vlg Proj Ser A (a)                        6.750        08/15/25            2,976,900
  1,575   Mount Dora, FL Hlth Fac Auth Waterman Vlg Proj Ser A Rfdg                       5.250        08/15/13            1,541,736
  3,000   Mount Dora, FL Hlth Fac Auth Waterman Vlg Proj Ser A Rfdg                       5.750        08/15/18            2,977,200
  3,000   North Broward, FL Hosp Dist Rev Impt                                            6.000        01/15/31            3,201,090
  1,508   North Springs, FL Impt Dist Spl Assmt Rev                                       7.000        05/01/19            1,565,651
  2,405   Northern Palm Beach Cnty Dist FL Impt Wtr Ctl & Impt Unit Dev No 16
          Rfdg                                                                            7.500        08/01/24            2,564,307
  2,500   Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No
          16                                                                              7.000        08/01/32            2,620,075
  4,475   Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No
          2A                                                                              6.400        08/01/33            4,603,656
  1,500   Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No
          43                                                                              6.125        08/01/31            1,525,830
    140   Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Twr Rfdg           8.125        07/01/06              145,583
  2,035   Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Twr Rfdg           8.400        07/01/14            2,225,374
  3,325   Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Twr Rfdg           8.625        07/01/20            3,636,087
  5,000   Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Twr Rfdg           8.750        07/01/26            5,467,850
  1,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys                       6.375        11/15/20            1,110,610
  2,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys                       6.500        11/15/30            2,202,800
  4,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp Regl Hlthcare Sys Ser E                  6.000        10/01/26            4,232,400
    830   Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care                        6.500        04/01/12              781,437
  2,000   Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care                        6.600        04/01/24            1,767,120
  2,205   Orange Cnty, FL Hsg Fin Auth Hsg Alhambra Trace Apt Proj Ser C                  7.375        04/01/28            2,334,963
  4,250   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Governors Manor Apt
          F-4                                                                             7.250        10/01/31            4,268,020
    865   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Davis Apt Proj
          F-1                                                                             7.250        10/01/31              868,668
    220   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie Phase I
          Proj F-2 (a)                                                                    7.250        10/01/31              220,933
    865   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie Phase II
          Proj F-3                                                                        7.250        10/01/31              868,668
    350   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Mellonville Trace
          Apt F-5 (a)                                                                     7.250        10/01/31              351,484
  2,535   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj Ser A
          (Acquired 06/19/95, 11/24/99, 03/31/00, Cost $2,550,979) (c)                    8.000        10/01/25            2,705,910
  1,970   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj Ser A
          (Acquired 06/19/95, Cost $1,970,000) (a) (c)                                    7.875        10/01/15            2,134,416
  2,590   Overoaks, FL Cmnty Dev Dist Cap Impt Rev                                        8.250        05/01/17            2,720,847
  1,000   Overoaks, FL Cmnty Dev Dist Ser A                                               6.125        05/01/35            1,006,670
 10,000   Palm Beach Cnty, FL Hsg Fin Auth Multi-Family Hsg Lake Delray Apt Proj
          Ser A (AMT)                                                                     6.400        01/01/31           10,030,800
  1,900   Parklands Lee Cmnty Dev Dist Ser A                                              5.800        05/01/35            1,892,039
  4,085   Parklands West Cmnty Dev Dist Spl Assmt Ser A                                   6.900        05/01/32            4,329,283
    135   Parklands West Cmnty Dev Dist Spl Assmt Ser B                                   6.000        05/01/06              135,207
  1,320   Pentathlon Cmnty Dev Dist Spl Assmt Rev FL (a)                                  6.700        11/01/23            1,374,490
  1,720   Pentathlon Cmnty Dev Dist Spl Assmt Rev FL (a)                                  6.750        11/01/33            1,796,781

  7,135   Pier Park, FL Cmnty Dev Dist Ser 1                                              7.150        05/01/34            7,496,102
  2,810   Pine Air Lakes Cmnty Dev Dist FL Spl Assmt Rev                                  7.250        05/01/33            2,947,999
  2,500   Pine Is Cmnty Dev Dist FL                                                       5.750        05/01/35            2,506,875
  8,000   Pinellas Cnty, FL Ed Fac Auth Clearwater Christian College Ser A Rfdg
          (Acquired 11/05/01, Cost $7,657,585) (c)                                        7.250        09/01/31            8,157,280
  2,855   Pinellas Cnty, FL Ed Fac Auth Rev College Harbor Proj Ser A                     8.250        12/01/21            2,974,710
  3,500   Pinellas Cnty, FL Ed Fac Auth Rev College Harbor Proj Ser A                     8.500        12/01/28            3,651,270
  5,680   Pinellas Cnty, FL Hlth Fac Auth Oaks of Clearwater Proj                         6.250        06/01/34            5,881,754
    770   Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser A                                    7.250        05/01/19              812,250
  1,955   Poinciana Cmnty Dev Dist FL Ser A                                               7.125        05/01/31            2,063,893
  8,470   Port Saint Lucie, FL Spl Assmt Rev Glassman Spl Assmt Dist Ser C (a)            6.750        07/01/23            8,688,611
  5,000   Reunion West Cmnty Dev Dist                                                     6.250        05/01/36            5,162,400
  3,955   Saddlebrook, FL Cmnty Ser A                                                     6.900        05/01/33            4,156,112
    110   Saddlebrook, FL Cmnty Ser B                                                     6.250        05/01/09              110,898
  2,000   Saint John's Cnty, FL Indl Dev Auth Hlthcare Glenmoor Saint John's
          Proj Ser A                                                                      8.000        01/01/17            2,123,720
  6,900   Saint John's Cnty, FL Indl Dev Auth Hlthcare Glenmoor Saint John's
          Proj Ser A                                                                      8.000        01/01/30            7,326,834
  1,000   Saint John's Cnty, FL Indl Dev Auth Hlthcare Rev Bayview Proj Ser A             7.100        10/01/16            1,009,960
  4,000   Saint John's Cnty, FL Indl Dev Auth Hlthcare Rev Bayview Proj Ser A             7.100        10/01/26            4,015,160
    220   Santa Rosa Cnty, FL Indl Dev First Mtg Sandy Ridge Care Ctr                    10.500        04/01/16              220,653
  1,500   Sarasota Cnty, FL Hlth Fac Auth Hlth Fac Sunnyside Pptys                        6.700        07/01/25            1,387,170
  1,000   Sarasota Cnty, FL Hlth Fac Auth Rev Hlthcare Jewish Hsg Council                 7.375        07/01/16              924,290
  1,300   Sarasota Cnty, FL Hlth Fac Auth Rev Hlthcare Manatee Jewish Rfdg                7.000        07/01/16            1,201,603
  2,945   Sausalito Bay Cmnty Dev Dist FL Spl Assmt (a)                                   6.200        05/01/35            3,013,942
  2,000   Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev Ser A                            6.400        05/01/34            2,074,880
  3,000   Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev Ser A                            5.875        05/01/35            3,001,650
  4,795   South Dade Venture Cmnty Dev                                                    6.900        05/01/33            5,107,730
  2,115   South Lake Cnty Hosp Dist FL South Lake Hosp Inc                                6.375        10/01/28            2,200,594
  3,000   South Lake Cnty Hosp Dist FL South Lake Hosp Inc                                6.375        10/01/34            3,117,480
  1,500   South Vlg Cmnty Dev Dist FL Ser A                                               5.700        05/01/35            1,505,700
  1,500   Sterling Hill Cmnty Dev Dist FL Cap Impt & Rev Ser A                            6.200        05/01/35            1,536,180
    920   Stoneybrook West Cmnty Dev Ser A                                                7.000        05/01/32              982,919
    210   Stoneybrook West Cmnty Dev Ser B                                                6.450        05/01/10              213,914
  1,000   Sumter Landing Cmnty Dev Dist FL Spl Assmt Rev                                  6.875        05/01/23            1,050,500
  2,000   Sumter Landing Cmnty Dev Dist FL Spl Assmt Rev                                  6.950        05/01/33            2,097,120
 11,875   Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj                      6.375        12/01/30           12,354,512
  1,840   Tamarac, FL Indl Dev Rev Sun Belt Precision Prods Inc (AMT)                     6.500        08/01/17            1,725,092
  1,787   Tampa Palms, FL Open Space & Tran Cmnty Dev Dist Rev Cap Impt Area 7
          Proj (Prerefunded 05/01/05)                                                     7.500        05/01/18            1,837,804
  3,000   Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser A                                 5.750        07/01/29            3,116,760
     13   Tara Cmnty Dev Dist No 1 FL Cap Impt Rev Ser B                                  6.750        05/01/10               13,251
  1,310   Trails at Monterey Cmnty Dev Dist FL Spl Assmt (a)                              6.500        05/01/23            1,344,872
  1,715   Trails at Monterey Cmnty Dev Dist FL Spl Assmt (a)                              6.750        05/01/33            1,784,303
  2,673   University Square Cmnty Dev Dist FL Cap Impt Rev (Acquired 10/07/99,
          Cost $2,673,000) (c)                                                            6.750        05/01/20            2,814,963
  4,455   Venetian Isles, FL Ser A                                                        6.750        05/01/33            4,754,020
  4,945   Verandah West Cmnty Dev Dist Cap Impt Ser B                                     6.625        05/01/33            5,172,519
    920   Vista Lakes Cmnty Dev Dist FL Cap Impt Rev Ser A                                7.200        05/01/32              987,234
  1,975   Vista Lakes Cmnty Dev Dist FL Cap Impt Rev Ser A                                6.750        05/01/34            2,073,947
  3,500   Volusia Cnty, FL Ed Fac Auth Ed Fac Embry Riddle Aero A                         6.125        10/15/26            3,714,410
    975   Waterchase Cmnty Dev Dist FL Ser A                                              6.700        05/01/32            1,030,195
  2,900   Waterlefe Cmnty Dev Dist FL                                                     8.125        10/01/25            2,911,281
  1,398   Westchase East Cmnty, FL Dev Dist Cap Impt Rev                                  7.500        05/01/17            1,403,230
  1,870   Westchase East Cmnty, FL Dev Dist Cap Impt Rev                                  7.300        05/01/18            1,913,926
  4,325   World Commerce Cmnty Dev Dist Ser A1                                            6.500        05/01/36            4,425,599
  2,000   World Commerce Cmnty Dev Dist Ser A1                                            6.250        05/01/22            2,017,000
                                                                                                                      --------------
                                                                                                                         498,159,376
                                                                                                                      --------------

          GEORGIA    1.9%
  5,250   Americus Sumter Cnty, GA Hosp Auth Rev South GA Methodist Ser A Rfdg            6.375        05/15/29            5,253,360
  1,445   Athens Clarke Cnty, GA Residential Care Fac for the Elderly Auth Rev            6.350        10/01/17            1,339,790

  1,720   Athens Clarke Cnty, GA Residential Care Fac for the Elderly Auth Rev            6.375        10/01/27            1,522,613
  2,000   Atlanta, GA Tax Alloc Atlantic Sta Proj                                         7.750        12/01/14            2,189,520
  3,000   Atlanta, GA Tax Alloc Atlantic Sta Proj                                         7.900        12/01/24            3,265,500
  3,595   Atlanta, GA Urban Residential Fin Auth Multi-Family Rev John Eagan
          Proj Ser A (AMT)                                                                6.750        07/01/30            3,342,343
 12,500   Atlanta, GA Wtr & Waste Rev Drivers Ser 520 (Inverse Fltg) (Acquired
          09/28/04, Cost $13,147,562) (FSA Insd) (a) (b) (c)                              7.845        05/01/12           13,482,125
  1,000   Brunswick & Glynn Cnty, GA Dev GA Pacific Corp Proj  Rfdg (AMT)                 5.550        03/01/26              980,560
  3,500   Chatham Cnty, GA Hosp Auth Rev Hosp Impt Mem Hlth Univ Ser A                    5.500        01/01/34            3,691,380
    165   Coweta Cnty, GA Residential Care Fac For The Elderly Auth Rev First
          Lien Wesley Woods Ser A                                                         7.625        10/01/06              167,302
  1,500   Coweta Cnty, GA Residential Care Fac For The Elderly Auth Rev First
          Lien Wesley Woods Ser A                                                         8.200        10/01/16            1,555,815
  1,500   Coweta Cnty, GA Residential Care Fac For The Elderly Auth Rev First
          Lien Wesley Woods Ser A                                                         8.250        10/01/26            1,556,925
  5,250   Crisp Cnty, GA Dev Auth Intl Paper Co Proj Ser A Rfdg (AMT)                     6.200        02/01/20            5,649,105
  2,380   De Kalb Cnty, GA Residential Care Fac For The Elderly Auth Rev First
          Lien Kings Brdg Ser A (a)                                                       8.150        07/01/16            2,467,132
  2,500   De Kalb Cnty, GA Residential Care Fac For The Elderly Auth Rev First
          Lien Kings Brdg Ser A                                                           8.250        07/01/26            2,593,375
  2,000   Effingham Cnty, GA Dev Auth Solfort James Proj (AMT)                            5.625        07/01/18            2,039,320
  2,250   Effingham Cnty, GA Indl Dev Auth GA Pacific Corp Proj Rfdg                      6.500        06/01/31            2,367,675
  1,000   Fulton Cnty, GA Residential Care Canterbury Crt Proj Ser A                      6.125        02/15/26            1,010,470
  1,750   Fulton Cnty, GA Residential Care Canterbury Crt Proj Ser A                      6.125        02/15/34            1,746,185
  1,095   Fulton Cnty, GA Residential Care Fac Elderly Auth Rev                           6.900        07/01/19            1,079,221
  3,585   Fulton Cnty, GA Residential Care Saint Anne's Terrace Proj Rfdg                 7.625        12/01/33            3,672,617
  4,810   Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living Ser A                 7.000        07/01/29            4,617,744
  7,500   Georgia St Drivers Ser 494 (Inverse Fltg) (Acquired 08/24/04, Cost
          $9,417,128) (a) (b) (c)                                                         8.844        07/01/12            9,583,650
  2,930   Renaissance on Peachtree Unit Invt Tr Ctf GA Custody Ctf (Variable
          Rate Coupon)                                                                   12.374        10/01/25            2,704,654
  1,000   Richmond Cnty, GA Dev Auth Intl Paper Co Proj Ser A Rfdg (AMT)                  6.000        02/01/25            1,049,320
    300   Richmond Cnty, GA Dev Auth Nursing Home Rev Beverly Enterprises GA
          Proj Rfdg                                                                       8.750        06/01/11              301,290
  2,500   Rockdale Cnty, GA Dev Auth Solid Waste Disp Visy Paper Inc Proj (AMT)           7.500        01/01/26            2,584,250
    920   Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway Ser A               7.400        01/01/24              961,023
  3,650   Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway Ser A               7.400        01/01/34            3,809,614
                                                                                                                      --------------
                                                                                                                          86,583,878
                                                                                                                      --------------

          HAWAII    0.8%
  8,500   Hawaii Pac Hlth Spl Purp Rev Ser A                                              5.600        07/01/33            8,762,480
  5,300   Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj Ser A                  7.400        11/15/17            5,559,382
  3,000   Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj Ser A                  7.875        11/15/23            3,217,290
  3,000   Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj Ser A                  8.000        11/15/33            3,201,540
  2,000   Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj Ser C                  6.250        11/15/09            2,007,780
  1,595   Hawaii St Dept Trans Spl Fac Rev Continental Airl Inc Rfdg (AMT)                7.000        06/01/20            1,425,978
  5,000   Kuakini, HI Hlth Sys Spl Purp Rev Ser A                                         6.300        07/01/22            5,253,600
  5,000   Kuakini, HI Hlth Sys Spl Purp Rev Ser A                                         6.375        07/01/32            5,227,150
                                                                                                                      --------------
                                                                                                                          34,655,200
                                                                                                                      --------------

          IDAHO    0.1%
  4,090   Idaho Hlth Fac Auth Rev Vly Vista Care Ser A Rfdg                               7.875        11/15/29            4,025,869
                                                                                                                      --------------

          ILLINOIS    6.1%
  3,835   Antioch Vlg, IL Spl Svc Area No 1 Spl Tax Deercrest Proj                        6.625        03/01/33            3,900,847
  5,700   Antioch Vlg, IL Spl Svc Area No 2 Spl Tax Clublands Proj                        6.625        03/01/33            5,797,869
  1,475   Bedford Pk, IL Tax Increment Rev 71st & Cicero Proj Rfdg                        7.375        01/01/12            1,543,455
  4,494   Bolingbrook, IL Spl Svc Area No 01-1                                            7.375        07/01/31            4,803,187
  4,000   Bolingbrook, IL Spl Svc Area No 1 Spl Tax Augusta Vlg Proj (Acquired
          11/13/02, Cost $4,000,000) (c)                                                  6.750        03/01/32            4,150,080
  3,981   Bolingbrook, IL Spl Svc Area No 3 Spl Tax Lakewood Ridge Proj                   7.050        03/01/31            4,217,790
  1,990   Bolingbrook, IL Spl Svc Area Ser 2004 Augusta Vlg Proj                          6.250        03/01/32            1,996,189
  2,000   Carol Stream, IL First Mtg Rev Windsor Park Manor Proj Rfdg
          (Prerefunded @ 12/01/07)                                                        7.200        12/01/14            2,255,340
    367   Cary, IL Spl Tax Svc Area No 1 Cambridge Ser A                                  7.500        03/01/10              385,023
  1,142   Cary, IL Spl Tax Svc Area No 1 Cambridge Ser A                                  7.625        03/01/30            1,235,655
  5,690   Chicago, IL Midway Arpt Rev Drivers Ser 229 (Inverse Fltg) (Acquired
          09/19/01, Cost $5,899,111) (FSA Insd) (a) (b) (c)                               8.311        01/01/18            6,754,428
  1,150   Chicago, IL Neighborhoods Alive 21 Pgm Ser A (FGIC Insd)                        6.000        01/01/28            1,300,259
  5,000   Chicago, IL O'Hare Intl Arpt Rev Drivers Ser 383 (Inverse Fltg) (AMT)
          (Acquired 01/14/04, Cost $5,301,837) (MBIA Insd) (a) (b) (c)                    8.294        01/01/12            5,493,150

  6,400   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien C-2 Rfdg (AMT)
          (XLCA Insd)                                                                     5.250        01/01/34            6,687,168
  2,245   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien Ser A Rfdg (AMT)
          (MBIA Insd)                                                                     5.375        01/01/32            2,349,213
  8,015   Chicago, IL O'Hare Intl Arpt Rev Gen Third Lien Ser A (MBIA Insd)               4.750        01/01/35            8,055,235
  8,840   Chicago, IL O'Hare Intl Arpt Spl Fac Rev Amern Airl Inc Proj Ser A
          (GTY AGMT: AMR Corp.)                                                           8.200        12/01/24            7,432,495
  1,000   Chicago, IL O'Hare Intl Arpt Spl Fac Rev United Airl Proj Ser C Rfdg
          (e) (f)                                                                         6.300        05/01/16              150,000
  4,000   Chicago, IL Spl Assmt Lake Shore East Proj                                      6.750        12/01/32            4,139,520
  1,260   Chicago, IL Tax Increment Alloc Read Dunning Ser B (ACA Insd)                   7.250        01/01/14            1,348,578
  3,070   Clay Cnty, IL Hosp Rev                                                          5.900        12/01/28            2,884,910
 10,000   Cook County, IL Drivers Ser 559 (Inverse Fltg) (Acquired 10/26/04,
          Cost $10,629,593) (MBIA Insd) (a) (b) (c)                                       7.825        05/15/12           10,802,600
  5,000   Cortland, IL Spl Svc Area No 01 Spl Tax Neucort Lakes Proj (a)                  6.875        03/01/32            5,160,650
  3,000   Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj                          7.750        03/01/27            3,298,830
  2,500   Godfrey, IL Rev United Methodist Vlg Ser A                                      5.875        11/15/29            2,206,625
  4,000   Hodgkins, IL Tax Increment Ser A Rfdg                                           7.625        12/01/13            4,224,000
  3,250   Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty Mem Hosp Rfdg                   6.550        11/15/29            3,035,532
  3,055   Huntley, IL Increment Alloc Rev Huntley Redev Proj Ser A                        8.500        12/01/15            3,176,650
  3,987   Huntley, IL Spl Svc Area No 10 Ser A                                            6.500        03/01/29            4,066,182
  4,516   Huntley, IL Spl Svc Area No 6 (a)                                               6.750        02/01/25            4,629,352
  4,305   Huntley, IL Spl Svc Area No 7 (a)                                               6.300        03/01/28            4,358,511
    500   Illinois Dev Fin Auth Econ Dev Rev Latin Sch of Chicago Proj                    5.650        08/01/28              512,305
  2,470   Illinois Dev Fin Auth Hlth Fac Rev Cmnty Living Options                         7.125        03/01/10            2,495,688
  2,000   Illinois Dev Fin Auth Hosp Rev Adventist Hlth Sys Sub Oblig                     5.650        11/15/24            2,098,000
    215   Illinois Dev Fin Auth Rev Cmnty Fac Clinic Altgeld Proj                         8.000        11/15/06              208,602
    600   Illinois Dev Fin Auth Rev Debt Restructure-East Saint Louis                     7.375        11/15/11              614,652
  3,100   Illinois Dev Fin Auth Rev Midwestern Univ Ser B                                 6.000        05/15/31            3,340,560
  3,500   Illinois Ed Fac Auth Rev Lewis Univ                                             6.000        10/01/24            3,477,845
  4,000   Illinois Ed Fac Auth Rev Lewis Univ                                             6.125        10/01/26            3,985,480
  3,500   Illinois Ed Fac Auth Rev Northwestern Univ                                      5.000        12/01/38            3,611,195
  1,750   Illinois Fin Auth Rev Cmnty Fac Clinic Altgeld Proj                             8.000        11/15/16            1,582,420
  2,500   Illinois Fin Auth Rev Fairview Oblig Group Ser A Rfdg                           6.125        08/15/27            2,493,575
  2,500   Illinois Fin Auth Rev Franciscan Cmntys Saint Joseph Ser A                      6.000        05/15/34            2,442,500
  5,000   Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                               5.500        08/15/43            5,332,950
  1,000   Illinois Fin Auth Student Hsg Rev MJH Ed Assistance IV Sr Ser A                 5.125        06/01/35              980,620
  2,365   Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj Ser A (a)               6.625        08/15/24            2,371,220
  3,255   Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj Ser A (a)               7.000        08/15/29            3,290,414
  2,000   Illinois Hlth Fac Auth Rev Condell Med Ctr                                      5.500        05/15/32            1,994,500
  1,250   Illinois Hlth Fac Auth Rev Covenant Retirement Cmntys                           5.875        12/01/31            1,296,587
  5,000   Illinois Hlth Fac Auth Rev Covenant Retirement Cmntys Ser B                     6.125        12/01/28            5,245,200
  2,000   Illinois Hlth Fac Auth Rev Ctr Baptist Home Proj                                7.125        11/15/29            1,971,140
  3,000   Illinois Hlth Fac Auth Rev Fairview Oblig Grp Ser A Rfdg (Prerefunded
          @ 08/15/06)                                                                     7.400        08/15/23            3,250,470
  3,530   Illinois Hlth Fac Auth Rev Friendship Vlg Schaumburg Ser A                      5.250        12/01/18            3,360,842
  1,000   Illinois Hlth Fac Auth Rev Lifelink Corp Oblig Grp Rfdg                         5.850        02/15/20              613,110
  4,295   Illinois Hlth Fac Auth Rev Lifelink Corp Oblig Grp Rfdg                         5.700        02/15/24            2,631,246
    990   Illinois Hlth Fac Auth Rev Loyola Univ Hlth Sys Ser A                           6.000        07/01/21            1,039,045
  6,000   Illinois Hlth Fac Auth Rev Lutheran Sr Ministries Oblig Ser A                   7.375        08/15/31            6,381,420
  2,000   Illinois Hlth Fac Auth Rev OSF Hlthcare Sys                                     6.250        11/15/29            2,122,620
  2,220   Illinois Hlth Fac Auth Rev Proctor Cmnty Hosp Proj                              7.500        01/01/11            2,221,643
  6,750   Illinois Hlth Fac Auth Rev Saint Benedict Ser 2003 A-1                          6.900        11/15/33            6,921,787
  2,650   Illinois Hlth Fac Auth Rev Ser A                                                7.000        11/15/32            2,687,524
    750   Illinois Hlth Fac Auth Rev Ser A Rfdg                                           6.200        08/15/23              762,907
  3,375   Illinois Hlth Fac Auth Rev Ser A Rfdg                                           6.400        08/15/33            3,435,210
  1,895   Illinois Hsg Dev Auth Rev Homeowner Mtg Sub Ser D-4 (AMT)                       6.050        08/01/31            1,972,202
 11,400   Illinois St Drivers Ser 605 (Inverse Fltg) (Acquired 11/17/04,
          12/01/04 Cost $11,957,916) (MBIA Insd) (b) (c)                                  7.825        09/01/12           12,444,582
  7,683   Illinois St Real Estate Lease Ctf (Acquired 07/01/98, Cost $8,818,705)
          (ACA Insd) (c)                                                                  7.117        06/15/18            8,470,042
  1,825   Lincolnshire, IL Spl Svc Area Sedgebrook Proj                                   6.250        03/01/34            1,928,605
    945   Loves Park, IL Rev Hoosier Care Proj Ser A                                      7.125        06/01/34              875,949
  1,500   Metropolitan Pier & Expo Il McCormick Pl Expn Proj A Rfdg                       5.500        06/15/27            1,515,855
  4,000   Minooka, IL Spl Assmt Impt Lakewood Trails Proj                                 6.625        03/01/33            4,149,480

  1,925   Minooka, IL Spl Assmt Impt Lakewood Trails Unit 2 Proj                          6.375        03/01/34            1,934,047
  3,000   Minooka, IL Spl Assmt Impt Praire Ridge Proj                                    6.875        03/01/33            3,076,260
  2,197   Montgomery, IL Spl Assmt Impt Lakewood Creek Proj                               7.750        03/01/30            2,437,110
    460   Peoria, IL Spl Tax Weaverridge Spl Svc Area                                     7.625        02/01/08              479,127
  2,050   Peoria, IL Spl Tax Weaverridge Spl Svc Area                                     8.050        02/01/17            2,160,618
  2,325   Plano, IL Spl Svc Area No 1 Lakewood Springs Proj Ser A                         6.200        03/01/34            2,342,507
  5,040   Round Lake, IL Lakewood Grove Spl Svc Area No 4 Spl Tax (a)                     6.750        03/01/33            5,094,684
  3,700   Round Lake, IL Rev                                                              6.700        03/01/33            3,842,006
  2,100   Saint Charles, IL Indl Dev Rev Tri-City Ctr Proj (Acquired 11/17/93,
          Cost $2,100,000) (c)                                                            7.500        11/01/13            2,099,937
  3,425   Saint Charles, IL Spl Svc Area No 21 (a)                                        6.625        03/01/28            3,447,365
  2,400   Yorkville, IL Utd City Spl Svc No 04 104 Mpi Grande Res Proj                    6.375        03/01/34            2,402,976
  2,150   Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-100 Raintree Vlg
          Proj (Acquired 09/05/03, Cost $2,150,000) (c)                                   6.875        03/01/33            2,184,937
  3,000   Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-101 Windett Ridge
          Proj (Acquired 09/03/03, Cost $3,000,000) (c)                                   6.875        03/01/33            3,055,320
                                                                                                                      --------------
                                                                                                                         272,526,209
                                                                                                                      --------------

          INDIANA    0.6%
  1,500   Anderson, IN Econ Dev Rev Anderson Univ Proj                                    6.375        10/01/26            1,551,150
  1,100   Crawfordsville, IN Redev Cmnty Dist Tax Increment Rev (GTY AGMT)
          (Acquired 10/15/97, Cost $1,100,000) (a) (c)                                    7.350        02/01/17            1,130,514
  1,140   Delaware Cnty, IN Redev Dist Tax Increment Rev                                  6.875        02/01/18            1,153,156
    300   Indiana Hlth Fac Fin Auth Rev Cmnty Hartsfield Vlg Proj Ser A                   6.250        08/15/14              292,893
  3,975   Indiana Hlth Fac Fin Auth Rev Cmnty Hartsfield Vlg Proj Ser A                   6.375        08/15/27            3,751,247
  3,435   Indiana Hlth Fac Fin Auth Rev Franciscan Cmnty Ser A Rfdg (a)                   6.400        05/15/24            3,469,247
  2,395   Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj Ser A                           7.125        06/01/34            2,222,320
  1,500   Indiana Hlth Fac Hosp Rev                                                       6.250        03/01/25            1,583,025
  1,000   Indiana Hlth Fac Hosp Rev Cmnty Fndtn Northwest IN Ser A                        5.375        03/01/19            1,002,050
  2,000   Indiana Hlth Fac Hosp Rev Cmnty Fndtn Northwest IN Ser A                        6.000        03/01/34            2,059,100
 19,213   Indianapolis, IN Arpt Auth Rev Spl Fac United Airl Proj Ser A (AMT)
          (e) (f)                                                                         6.500        11/15/31            1,950,130
  3,000   North Manchester, IN Rev Peabody Retirement Cmnty Proj Ser A                    7.250        07/01/33            3,070,890
    175   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B (a)                        *        12/30/10              113,004
    135   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B (a)                        *        12/30/11               80,776
    130   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B (a)                        *        12/30/12               72,055
    130   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B (a)                        *        12/30/13               66,746
    125   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B (a)                        *        12/30/14               59,451
    125   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B (a)                        *        12/30/15               55,072
    125   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B (a)                        *        12/30/16               51,030
    435   Valparaiso, IN Econ Dev Rev First Mtg Whispering Pines Ctr (a)                  7.500        01/01/07              438,093
  1,405   Valparaiso, IN Econ Dev Rev First Mtg Whispering Pines Ctr (a)                  7.750        01/01/12            1,422,717
  2,045   Valparaiso, IN Econ Dev Rev First Mtg Whispering Pines Ctr (a)                  8.000        01/01/17            2,077,700
                                                                                                                      --------------
                                                                                                                          27,672,366
                                                                                                                      --------------

          IOWA    0.6%
  2,515   Black Hawk Cnty, IA Hlthcare Fac Rev Western Home Proj Ser B                    6.625        05/01/33            2,532,379
  1,000   Bremer Cnty, IA Hlthcare & Residential Fac Rev Proj Rfdg                        7.250        11/15/29            1,013,060
  2,245   Des Moines, IA Sr Hsg Rev Luther Park Apts Inc Proj                             6.250        12/01/34            2,237,502
    615   Evansdale, IA Hlthcare Western Home Proj                                        6.000        11/01/39              599,022
  5,600   Evansdale, IA Hlthcare Western Home Proj Ser A (a)                              6.000        11/01/39            5,454,512
  3,000   Iowa Fin Auth Cmnty Provider Rev Boys & Girls Home Family Proj (ACA
          Insd)                                                                           6.250        12/01/28            3,164,040
  2,965   Iowa Fin Auth Hlthcare Fac Care Initiatives Proj Rfdg                           9.250        07/01/25            3,589,399
  2,265   Iowa Fin Auth Retirement Fac Presbyterian Homes Mill Pond                       6.000        10/01/33            1,969,055
  2,000   Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr Inc Proj                      6.750        10/01/33            2,036,060
  1,500   Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr Inc Proj                      6.150        10/01/36            1,479,945
  1,250   Scott Cnty, IA Rev Ridgecrest Village Rfdg                                      5.625        11/15/18            1,290,587
                                                                                                                      --------------
                                                                                                                          25,365,561
                                                                                                                      --------------

          KANSAS    0.4%
    915   Lawrence, KS Coml Dev Rev Holiday Inn Sr Ser A Rfdg                             8.000        07/01/16              863,595
  4,000   Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Ser B                              6.250        05/15/26            4,085,600

  2,000   Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Ser C                              6.700        05/15/27            2,042,900
  1,750   Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Ser C                              6.875        05/15/32            1,879,132
  2,745   Manhattan, KS Coml Dev Rev Holiday Inn Sr Ser A Rfdg                            8.000        07/01/16            2,590,786
  2,650   Olathe, KS Sr Living Fac Rev Aberdeen Vlg Inc Ser A                             8.000        05/15/30            2,885,532
  3,000   Overland Pk, KS Dev Corp Rev First Tier Overland Park Ser A                     7.375        01/01/32            3,281,910
                                                                                                                      --------------
                                                                                                                          17,629,455
                                                                                                                      --------------

          KENTUCKY    0.5%
 10,000   Louisville & Jefferson Cnty, KY Swr Rols RR II Ser 304 (Inverse Fltg)
          (Acquired 10/04/04, Cost $11,595,133) (FGIC Insd) (a) (b) (c)                   8.516        05/15/37           11,590,600
 10,000   Louisville & Jefferson Cnty, KY Swr Ser A (FGIC Insd) (h) (i)                   5.000        05/15/38           10,466,400
                                                                                                                      --------------
                                                                                                                          22,057,000
                                                                                                                      --------------

          LOUISIANA    1.0%
  7,000   Hodge, LA Util Rev Com Rfdg (AMT)                                               7.450        03/01/24            8,252,300
     95   Louisiana Hsg Fin Agy Rev Multi-Family Hsg Plantation Ser A                     7.200        01/01/06               66,025
  2,495   Louisiana Hsg Fin Agy Rev Multi-Family Hsg Plantation Ser A                     7.125        01/01/28            1,734,025
  3,200   Louisiana Loc Govt Environment Fac Cmnty Dev Auth Rev Eunice Student
          Hsg Fndtn Proj                                                                  7.375        09/01/33            2,405,152
  2,252   Louisiana Loc Govt Environment Fac Hlthcare St James Place A Rfdg               7.000        11/01/25            2,080,082
  3,200   Louisiana Loc Govt Environment Fac Hlthcare St James Place A Rfdg               7.000        11/01/29            2,911,296
  1,575   Louisiana Loc Govt Environment Fac Sr Air Cargo (AMT)                           6.650        01/01/25            1,656,711
  1,450   Louisiana Pub Fac Auth Rev Hlth Fac Glen Retirement Ser A                       6.700        12/01/25            1,498,589
 13,250   Louisiana Pub Fac Auth Rev Ochsner Clinic Fndtn Proj Ser B                      5.500        05/15/27           13,821,340
  1,000   Louisiana Pub Fac Auth Rev Progressive Hlthcare                                 6.375        10/01/20              945,700
  1,000   Louisiana Pub Fac Auth Rev Progressive Hlthcare                                 6.375        10/01/28              901,720
  3,000   Louisiana St Hlth Ed Auth Lambeth House Proj A Rfdg                             6.200        01/01/28            3,015,480
  2,000   Saint Tammany, LA Pub Trust Fin Auth Rev Christwood Proj Rfdg                   5.700        11/15/28            2,019,300
    500   West Feliciana Parish, LA Pollutn Ctl Rev Gulf States Util Co Proj Ser
          A                                                                               7.500        05/01/15              504,705
  1,000   West Feliciana Parish, LA Pollutn Ctl Rev Gulf States Util Co Proj Ser
          B                                                                               9.000        05/01/15            1,051,250
                                                                                                                      --------------
                                                                                                                          42,863,675
                                                                                                                      --------------

          MAINE    0.2%
  2,000   Maine Hlth & Higher Ed Fac Piper Shores Ser A (Prerefunded @ 01/01/09)          7.550        01/01/29            2,304,600
  8,050   Rumford, ME Solid Waste Disp Rev Boise Cascade Corp Proj Rfdg (AMT)             6.875        10/01/26            8,609,555
                                                                                                                      --------------
                                                                                                                          10,914,155
                                                                                                                      --------------

          MARYLAND    1.1%
  1,956   Anne Arundel Cnty, MD Spl Tax Farmington Vlg Proj Ser A                         6.250        06/01/25            1,998,289
  2,500   Baltimore Cnty, MD Mtg Rev Shelter Elder Care Ser A                             7.250        11/01/29            2,455,175
  1,500   Frederick Cnty, MD Spl Olbig Urbana Cmnty Dev Auth                              6.625        07/01/25            1,557,510
  1,175   Maryland St Cmnty Dev Admin Residential Ser B (AMT)                             5.450        09/01/32            1,199,099
  6,715   Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)                        6.500        07/01/24            6,283,897
  1,745   Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)                        7.340        07/01/24            1,769,814
  3,000   Maryland St Econ Dev Corp MD Golf Course Sys                                    8.250        06/01/28            2,942,910
  5,000   Maryland St Econ Dev Corp Univ MD College Pk Proj                               5.625        06/01/35            5,181,150
  2,000   Maryland St Hlth & Higher Collington Episcopal                                  6.750        04/01/23            1,633,360
  1,400   Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth Rfdg                     5.375        08/15/24            1,444,926
  7,770   Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth Rfdg                     5.500        08/15/33            8,027,342
  3,730   Montgomery Cnty, MD Econ Dev Rev Editorial Proj In Ed Ser A (Acquired
          09/28/98, Cost $3,730,000) (c)                                                  6.400        09/01/28            3,602,695
    600   Montgomery Cnty, MD Econ Dev Rev Editorial Proj In Ed Ser A (Acquired
          09/28/98, Cost $602,422) (c)                                                    6.250        09/01/08              598,596
  1,360   Montgomery Cnty, MD Spl Oblig West Germantown Dev Dist Ser B (a)                6.700        07/01/27            1,450,862
  3,000   Prince Georges Cnty, MD Spl Oblig Spl Assmt Woodview Ser A                      8.000        07/01/26            3,220,350
  4,000   Prince Georges Cnty, MD Spl Oblig Woodview Vlg Phase II Subdist                 7.000        07/01/32            4,140,760
  1,000   Westminster, MD Econ Dev Carroll Lutheran Vlg Ser A                             6.000        05/01/24            1,034,970
  1,500   Westminster, MD Econ Dev Carroll Lutheran Vlg Ser A                             6.250        05/01/34            1,568,295
                                                                                                                      --------------
                                                                                                                          50,110,000
                                                                                                                      --------------

          MASSACHUSETTS 5.2%

  1,620   Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg                     5.875        07/01/18            1,617,635
  4,750   Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg                     6.000        07/01/28            4,610,350
  1,500   Massachusetts St Dev Fin Agy Briarwood Ser B (Prerefunded @ 12/01/10)
          (a)                                                                             8.000        12/01/18            1,863,375
  2,500   Massachusetts St Dev Fin Agy Briarwood Ser B (Prerefunded @ 12/01/10)           8.000        12/01/22            3,105,625
  6,165   Massachusetts St Dev Fin Agy Criterion Child Enrichment (a)                     6.750        01/01/34            6,248,906
  1,230   Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr (a)                          6.250        12/01/13            1,268,905
  7,565   Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr                              6.750        12/01/33            7,790,588
  2,000   Massachusetts St Dev Fin Agy First Mtg Loomis Cmntys Proj Ser A                 6.900        03/01/32            2,058,820
    850   Massachusetts St Dev Fin Agy First Mtg Overlook Cmntys A                        6.125        07/01/24              847,722
  1,845   Massachusetts St Dev Fin Agy First Mtg Overlook Cmntys A                        6.250        07/01/34            1,836,937
  1,500   Massachusetts St Dev Fin Agy Hampshire College                                  5.700        10/01/34            1,566,255
  5,865   Massachusetts St Dev Fin Agy Regis College                                      5.500        10/01/28            5,197,211
    905   Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)            6.100        09/01/18              963,409
  1,445   Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)            6.250        09/01/28            1,521,672
  1,685   Massachusetts St Dev Fin Agy Rev Developmental Disabilities Inc (a)             6.750        06/01/20            1,739,291
  9,675   Massachusetts St Dev Fin Agy Rev Developmental Disabilities Inc
          (Acquired 10/04/01, 12/20/02, 11/19/03, Cost $10,290,557) (a) (c)               8.000        06/01/20           10,412,235
    880   Massachusetts St Dev Fin Agy Rev Gtr Lynn Mental Hlth (Acquired
          07/27/00, Cost $880,000) (c)                                                    7.750        06/01/18              947,874
  1,195   Massachusetts St Dev Fin Agy Rev Gtr Lynn Mental Hlth Ser B (Acquired
          11/19/98, Cost $1,195,000) (c)                                                  6.375        06/01/18            1,232,009
  4,775   Massachusetts St Dev Fin Agy Rev Hillcrest Ed Ctr Inc                           6.375        07/01/29            4,633,946
    395   Massachusetts St Dev Fin Agy Rev Hlth Fac Beverly Inc Proj Rfdg
          (Acquired 08/21/03, Cost $396,975) (c)                                          7.375        04/01/09              397,603
  4,950   Massachusetts St Dev Fin Agy Rev Hlthcare Fac Alliance Ser A                    7.100        07/01/32            4,850,010
  2,285   Massachusetts St Dev Fin Agy Rev Lexington Montessori Sch Issue
          (Acquired 07/30/99, Cost $2,285,000) (c)                                        6.625        08/01/29            2,379,188
    885   Massachusetts St Dev Fin Agy Rev Mchsp Human Svc Providers Ser A                6.750        07/01/18              903,142
    570   Massachusetts St Dev Fin Agy Rev Mchsp Human Svc Providers Ser A
          (Escrowed to Maturity)                                                          7.500        07/01/10              585,755
  1,025   Massachusetts St Dev Fin Agy Rev Mchsp Human Svc Providers Ser A
          (Prerefunded @ 07/01/10)                                                        8.000        07/01/20            1,257,234
  2,425   Massachusetts St Dev Fin Agy Rev Mchsp Human Svc Providers Ser C (a)            7.750        07/01/30            2,476,167
  5,125   Massachusetts St Dev Fin Agy Rev New England Ctr For Children                   6.000        11/01/19            5,181,990
  3,050   Massachusetts St Dev Fin Agy Rev Whitney Academy Issue (a)                      7.500        09/01/30            3,167,547
    720   Massachusetts St Hlth & Ed Baystate Fac Auth Rev Med Ctr Ser F                  5.500        07/01/22              763,855
  1,650   Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi Oblig Grp Ser
          A                                                                               5.625        07/01/20            1,688,989
  2,500   Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi Oblig Grp Ser
          A                                                                               5.750        07/01/28            2,533,775
  5,000   Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi Oblig Grp Ser
          B                                                                               6.750        07/01/16            5,589,400
  9,845   Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi Oblig Grp Ser
          B                                                                               6.250        07/01/22           10,526,274
 10,145   Massachusetts St Hlth & Ed Fac Auth Rev Christopher House Ser A Rfdg            6.875        01/01/29           10,168,333
  6,800   Massachusetts St Hlth & Ed Fac Auth Rev Civic Investments Ser B                 9.150        12/15/23            7,870,252
  3,610   Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp Ser D                       5.250        10/01/23            3,338,564
  1,465   Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp Ser D                       5.375        10/01/28            1,337,237
  6,750   Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp Ser E                       6.750        10/01/33            7,190,370
  7,490   Massachusetts St Hlth & Ed Fac Auth Rev Lasell College Ser A (a)                5.625        07/01/29            6,974,014
  5,600   Massachusetts St Hlth & Ed Fac Auth Rev Milford Whitinsville Hosp Ser
          D                                                                               6.350        07/15/32            5,895,792
  3,000   Massachusetts St Hlth & Ed Fac Auth Rev Nichols College Issue Ser C             6.125        10/01/29            3,068,220
  2,000   Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys Ser C                5.750        07/01/32            2,191,520
  7,600   Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr Ser A                 6.000        10/01/23            7,642,788
  2,000   Massachusetts St Hlth & Ed Nichols College Issue Ser C                          6.000        10/01/17            2,096,740
  1,000   Massachusetts St Hlth & Ed Northn Berkshire Hlth Ser B                          6.250        07/01/24            1,004,950
  3,005   Massachusetts St Hlth & Ed Northn Berkshire Hlth Ser B                          6.375        07/01/34            3,029,491
  5,000   Massachusetts St Hlth & Ed Rols RR II R 294 (Inverse Fltg) (Acquired
          08/23/04, Cost $5,182,444) (a) (b) (c)                                          8.019        07/15/35            5,316,100
  5,960   Massachusetts St Indl Fin Agy Assisted Living Fac Rev Marina Bay LLC
          Proj (AMT)                                                                      7.500        12/01/27            6,291,018
  7,810   Massachusetts St Indl Fin Agy Assisted Living Fac Rev Newton Grp Pptys
          LLC Proj (AMT)                                                                  8.000        09/01/27            8,285,629
  3,920   Massachusetts St Indl Fin Agy Hlthcare Fac Rev Metro Hlth Fndtn Inc
          Proj Ser A                                                                      6.750        12/01/27            3,812,592
    775   Massachusetts St Indl Fin Agy HMEA Issue (a)                                    7.000        09/01/12              796,917
    670   Massachusetts St Indl Fin Agy Indl Rev Beverly Enterprises Inc
          Gloucester & Lexington Proj Rfdg                                                8.375        05/01/09              671,447
  2,555   Massachusetts St Indl Fin Agy Rev East Boston Neighborhood Proj (a)             7.500        07/01/16            2,563,559
  2,560   Massachusetts St Indl Fin Agy Rev East Boston Neighborhood Proj                 7.625        07/01/26            2,552,115
  2,800   Massachusetts St Indl Fin Agy Rev Evergreen Ctr Inc (Acquired
          03/18/97, Cost $2,800,000) (a) (c)                                              9.250        11/01/11            2,813,776
    240   Massachusetts St Indl Fin Agy Rev Evergreen Ctr Inc (Prerefunded @
          11/01/05)                                                                       8.000        11/01/06              262,594
  1,230   Massachusetts St Indl Fin Agy Rev Evergreen Ctr Inc (Prerefunded @
          11/01/05)                                                                       8.375        11/01/13            1,372,938

  2,165   Massachusetts St Indl Fin Agy Rev Evergreen Ctr Inc (Prerefunded @
          11/01/05)                                                                       8.500        11/01/20            2,431,641
    775   Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj                 6.500        10/01/15              744,612
  2,000   Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj                 6.750        10/01/28            1,859,980
 12,835   Massachusetts St Indl Fin Agy Rev First Mtg Reeds Landing Proj (i) (j)      7.100/7.350      10/01/28           12,693,430
  1,575   Massachusetts St Indl Fin Agy Rev First Mtg Stone Institute & Newton            7.700        01/01/14            1,608,075
  1,440   Massachusetts St Indl Fin Agy Rev Gtr Lynn Mental Hlth (Acquired
          01/24/98, Cost $1,440,000) (c)                                                  6.200        06/01/08            1,487,030
  5,865   Massachusetts St Indl Fin Agy Rev Gtr Lynn Mental Hlth (Acquired
          06/24/98, Cost $5,865,000) (c)                                                  6.375        06/01/18            6,046,639
    170   Massachusetts St Indl Fin Agy Rev Hillcrest Ed Ctr Inc Proj (Escrowed
          to Maturity)                                                                    8.000        07/01/05              173,235
  3,380   Massachusetts St Indl Fin Agy Rev JRC Assisted Living                           7.500        07/01/26            3,413,158
  2,600   Massachusetts St Indl Fin Agy Rev Montserrat College Art Issue Ser A
          (Acquired 12/23/97, Cost $2,600,000) (c)                                        7.000        12/01/27            2,627,742
  2,000   Massachusetts St Indl Fin Agy Rev Sr Living Fac Forge Hill Proj (AMT)           6.750        04/01/30            1,904,900
                                                                                                                      --------------
                                                                                                                         233,301,092
                                                                                                                      --------------

          MICHIGAN    2.4%
  1,000   Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg                     5.400        11/15/18            1,007,340
  3,715   Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg                     5.400        11/15/27            3,575,948
  2,005   Concord Academy Atrm MI Ctf Part (a)                                            8.000        08/01/31            2,003,697
  3,040   Detroit, MI Loc Dev Fin Auth Tax Increment Sr Ser B (Acquired
          09/08/97, Cost $3,040,000) (c)                                                  6.850        05/01/21            3,035,197
    855   Detroit, MI Loc Dev Fin Auth Tax Increment Sub Ser C (Acquired
          09/08/97, Cost $850,000) (c)                                                    6.700        05/01/21              853,641
 13,670   Flint, MI Hosp Bldg Auth Rev Hurley Med Ctr Rfdg                                6.000        07/01/20           13,974,431
  1,500   Gaylord, MI Hosp Fin Auth Ltd Otsego Mem Hosp Rfdg                              6.500        01/01/37            1,473,900
  1,590   Grand Blanc Academy, MI Ctf Part                                                7.750        02/01/30            1,548,533
  2,845   John Tollfree Hlth Sys Corp Rfdg                                                6.000        09/15/23            2,773,818
  3,000   Kalamazoo, MI Econ Dev Corp Rev Econ Dev Heritage Ser A                         7.250        05/15/25            3,075,540
  4,250   Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt Clemens Gen Hosp Ser B                5.750        11/15/25            4,100,145
  9,725   Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt Clemens Gen Hosp Ser B                5.875        11/15/34            9,284,555
  2,390   Meridian, MI Econ Dev Corp Ltd Oblig Rev First Mtg Burcham Hills Ser A
          Rfdg                                                                            7.500        07/01/13            2,444,659
  3,430   Meridian, MI Econ Dev Corp Ltd Oblig Rev First Mtg Burcham Hills Ser A
          Rfdg                                                                            7.750        07/01/19            3,518,288
  2,095   Michigan St Hosp Fin Auth Rev Hosp Central Mich Cmnty Hosp                      6.250        10/01/27            2,134,742
  1,000   Michigan St Hosp Fin Auth Rev Hosp Holland Cmnty Hosp Ser A                     5.250        01/01/30            1,022,280
  2,000   Michigan St Hosp Fin Auth Rev Hosp Holland Cmnty Hosp Ser A                     5.375        01/01/34            2,060,140
  5,000   Michigan St Hosp Fin Auth Rev Hosp Oakwood Oblig Group Ser A                    5.750        04/01/32            5,285,300
  1,530   Michigan St Hosp Fin Auth Rev Hosp Pontiac Osteopathic Ser A Rfdg               6.000        02/01/14            1,531,683
  7,315   Michigan St Hosp Fin Auth Rev Hosp Pontiac Osteopathic Ser A Rfdg               6.000        02/01/24            7,110,911
    400   Michigan St Hosp Fin Auth Rev Presbyterian Vlg MI Oblig                         6.375        01/01/15              400,564
  3,000   Michigan St Hosp Fin Auth Rev Presbyterian Vlg MI Oblig                         6.400        01/01/15            3,005,370
  6,500   Michigan St Hosp Fin Auth Rev Presbyterian Vlg MI Oblig                         6.500        01/01/25            6,274,840
  2,900   Michigan St Hosp Fin Auth Rev Trinity Hlth Credit Ser C Rfdg                    5.375        12/01/30            3,044,072
  3,000   Michigan St Strategic Fd Detroit Edison Pollutn Ctl Ser B Rfdg (AMT)            5.650        09/01/29            3,156,300
  1,328   Michigan St Strategic Fd Ltd Oblig Rev Great Lakes Pulp & Fiber Proj
          (AMT) (e) (i)                                                                   8.000        12/01/27              195,750
  3,875   Michigan St Strategic Fd Solid Genesee Pwr Sta Proj Rfdg (AMT)                  7.500        01/01/21            3,684,466
  4,500   Pontiac, MI Hosp Fin Auth Hosp Rev Nomc Oblig Group                             6.000        08/01/23            3,863,475
  3,000   Star Intl Academy MI Ctf Part                                                   8.000        03/01/33            3,105,300
  2,160   Wayne Charter Cnty, MI Spl Arpt Rev                                             6.750        12/01/15            1,891,555
  5,500   Wenonah Pk Pptys Inc Bay City Hotel Rev Bd                                      7.500        04/01/33            5,187,765
                                                                                                                      --------------
                                                                                                                         105,624,205
                                                                                                                      --------------

          MINNESOTA    3.4%
  5,000   Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr Proj                             7.750        02/01/31            5,188,100
  1,750   Albertville, MN Multi-Family Rev Hsg Cottages Albertville Proj Ser A            6.750        09/01/29            1,638,052
  2,460   Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj Ser A                  6.000        10/01/28            2,274,049
  2,000   Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj Ser B                  6.000        10/01/33            1,829,740
  1,375   Carlton, MN Hlth & Hsg Fac Inter-Faith Social Svc Inc Proj                      7.500        04/01/19            1,433,809
  2,250   Carlton, MN Hlth & Hsg Fac Inter-Faith Social Svc Inc Proj                      7.750        04/01/29            2,345,400
    750   Chisago City, MN Hlth Fac Rev Part Pleasant Heights Proj Ser A Rfdg             7.300        07/01/25              769,245
  3,000   Coon Rapids, MN Sr Hsg Rev Epiphany Sr Citizens Proj Rfdg                       6.000        11/01/28            2,911,230
    840   Detroit Lakes, MN Hsg & Hlth Cdl Homes Proj Ser B                               6.000        08/01/24              857,531

  1,435   Detroit Lakes, MN Hsg & Hlth Cdl Homes Proj Ser B                               6.125        08/01/34            1,484,493
  2,500   Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke's Hosp                     7.250        06/15/22            2,644,700
  5,630   Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke's Hosp                     7.250        06/15/32            5,918,819
  1,000   Edina, MN Hlthcare Fac Rev VOA Care Ctrs MN Proj Ser A                          6.625        12/01/30            1,046,140
  3,975   Fridley, MN Sr Hsg Banfill Crossing Homes Proj                                  6.750        09/01/34            3,998,810
  2,500   Glencoe, MN Hlthcare Fac Glencoe Regl Hlth Svc Proj                             7.500        04/01/31            2,688,250
  1,200   Maplewood, MN Hlthcare Fac Rev VOA Care Ctr Proj                                7.450        10/01/16            1,208,424
    625   Marshall, MN Med Ctr Gross Rev Weiner Mem Med Ctr Proj Ser A                    6.000        11/01/28              681,731
    800   Minneapolis & Saint Paul, MN Hsg & Redev Auth Hlthcare Hlth Partners
          Oblig Grp Proj                                                                  5.875        12/01/29              845,944
 25,065   Minneapolis & Saint Paul, MN Met Northwest Airl Proj Ser A (AMT)                7.000        04/01/25           22,834,716
  6,250   Minneapolis & Saint Paul, MN Met Northwest Airl Proj Ser B (AMT)
          (Prerefunded @ 04/01/05)                                                        6.500        04/01/25            6,270,187
  3,500   Minneapolis & Saint Paul, MN Met Northwest Airli Proj Rfdg (AMT)                7.375        04/01/25            3,346,490
  1,000   Minneapolis, MN Hlthcare Fac Rev Saint Olaf Residence Inc Proj                  7.100        10/01/23              843,260
    350   Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)                     7.250        11/01/16              350,560
  1,320   Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)                     7.625        11/01/27            1,324,792
  2,050   Minneapolis, MN Rev Walker Methodist Sr Svcs Ser A                              5.875        11/15/18            1,736,247
  4,950   Minneapolis, MN Rev Walker Methodist Sr Svcs Ser A                              6.000        11/15/28            3,891,343
  2,000   Minnesota Agric & Econ Dev Brd Rev Evangelical Luthern Proj                     6.625        08/01/25            2,211,760
  3,040   New Brighton, MN Rental Hsg Rev Polynesian Vlg Apt Proj Ser A Rfdg
          (AMT) (a)                                                                       7.500        10/01/17            3,045,776
  2,000   Oakdale, MN Rev Sr Hsg Oak Meadows Proj Rfdg                                    6.250        04/01/34            2,074,640
  1,425   Ramsey, MN Lease Rev Pact Charter Sch Proj Ser A                                6.750        12/01/33            1,446,688
  2,000   Saint Cloud, MN Hsg & Redev Auth Sterling Heights Apts Proj (AMT)               7.450        10/01/32            1,968,760
  2,825   Saint Louis Park, MN Rev Roitenberg Family Asstd Liv Ser A (a)                  6.750        08/15/21            2,831,893
  2,420   Saint Paul, MN Hsg & Redev Auth Higher Ground Academy Ser A Rfdg                6.875        12/01/33            2,468,110
  2,415   Saint Paul, MN Hsg & Redev Auth Hope Cmnty Academy Proj Ser A                   6.750        12/01/33            2,451,756
  6,410   Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj Ser A Rfdg               6.625        11/01/17            6,455,126
    685   Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj Ser B                    6.625        11/01/17              689,596
  3,500   Saint Paul, MN Hsg & Redev Auth Lease Rev New Spirit Schs Proj Ser A            7.500        12/01/31            3,563,525
  1,600   Saint Paul, MN Hsg & Redev Auth LSE Rev Achieve Language Academy Ser A
          Rfdg                                                                            7.000        12/01/32            1,646,656
  2,000   Saint Paul, MN Hsg & Redev Cmnty of Peace Academy Proj Ser A                    7.875        12/01/30            2,112,240
  4,035   Saint Paul, MN Hsg & Redev Model Cities Hlth Ctr Ser A (a)                      7.250        11/01/26            3,978,106
  7,000   Saint Paul, MN Port Auth Hotel Fac Rev Radisson Kellogg Proj Ser 2
          Rfdg                                                                            7.375        08/01/29            7,326,340
  3,500   Shakopee, MN Hlthcare Saint Francis Regl Med Ctr                                5.250        09/01/34            3,581,515
  4,000   Vadnais Heights, MN Lease Rev Agric & Food Sciences Ser A                       6.600        12/01/34            3,971,120
  4,850   Vadnais Heights, MN Multi-Family Rev Hsg Cottages Vadnais Hghts Rfdg
          (AMT) (a)                                                                       7.000        12/01/31            5,059,859
  1,650   Victoria, MN Private Sch Fac Holy Fam Catholic High Sch Ser A                   5.850        09/01/24            1,642,393
  4,500   Victoria, MN Private Sch Fac Holy Fam Catholic High Sch Ser A                   5.875        09/01/29            4,445,280
  4,775   Washington Cnty, MN Hsg & Redev Auth Hosp Fac Rev Hltheast Proj                 5.500        11/15/27            4,600,187
  1,450   Winona, MN Hlthcare Winona Hlth Ser A                                           6.000        07/01/34            1,511,001
                                                                                                                      --------------
                                                                                                                         149,444,389
                                                                                                                      --------------

          MISSISSIPPI 0.3%
  1,000   Mississippi Bus Fin Corp (AMT)                                                  7.250        07/01/34            1,018,230
  5,585   Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj             5.875        04/01/22            5,633,701
  5,950   Mississippi Dev Bank Spl Oblig Diamond Lakes Util Ser A Rfdg                    6.250        12/01/17            5,828,144
  1,000   Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg                 5.750        04/01/23            1,046,250
  2,000   Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg                 5.750        04/01/29            2,067,500
                                                                                                                      --------------
                                                                                                                          15,593,825
                                                                                                                      --------------

          MISSOURI    2.2%
  1,000   370 Missouri Bottom Rd Taussig Rd Trans Dev Dist                                7.000        05/01/22            1,067,420
  4,750   370 Missouri Bottom Rd Taussig Rd Trans Dev Dist                                7.200        05/01/33            5,083,450
  3,600   Ballwin, MO Tax Increment Rev Impt Ballwin Town Ctr Ser A Rfdg                  6.500        10/01/22            3,707,388
  3,000   Bridgeton, MO Indl Dev Auth Sr Hsg Rev Sarah Cmnty Proj                         5.900        05/01/28            2,781,600
  1,500   Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc                            5.750        06/01/32            1,553,895
  3,000   Chesterfield, MO Indl Dev Auth Sr Living Fac Rev Willows at Brooking
          Pk Proj Ser A                                                                   6.625        12/01/31            3,008,430
  2,390   Ellisville, MO Indl Dev Auth Indl Dev Rev Gambrill Gardens Phase I
          Proj Ser A (a)                                                                  6.750        04/01/33            2,335,436

  2,755   Ellisville, MO Indl Dev Auth Indl Dev Rev Gambrill Gardens Proj Impt &
          Rfdg                                                                            6.200        06/01/29            2,620,639
  4,000   Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg                    6.125        10/01/21            4,107,040
  1,000   Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg                    7.000        10/01/21            1,078,870
    525   Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj                    7.250        04/01/07              546,310
  1,440   Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj                    5.000        04/01/17            1,409,890
  2,000   Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj                    7.625        04/01/17            2,223,900
    721   Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj                    7.625        04/01/18              801,716
  3,610   Good Shepard Nursing Home Dist MO Nursing Home Fac Rev Rfdg                     5.900        08/15/23            3,250,083
  1,500   Joplin, MO Indl Dev Auth Hlth Freeman Hlth Sys Proj                             5.750        02/15/35            1,582,215
  3,000   Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer Ser A                    6.250        01/01/24            3,059,310
  4,000   Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer Ser A                    6.500        01/01/35            4,083,160
    589   Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt
          Proj Ser A (AMT) (a)                                                            6.950        04/15/15              595,544
  1,502   Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt
          Proj Ser B (AMT) (a)                                                            7.250        10/15/38            1,480,416
    405   Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt
          Proj Ser B (AMT) (a)                                                            7.550        06/15/12              432,994
    990   Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt
          Proj Ser B (AMT) (a)                                                            7.550        06/15/22            1,043,925
  3,430   Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt
          Proj Ser B (AMT) (a)                                                            7.550        06/15/35            3,586,579
  2,000   Kansas City, MO Indl Dev Plaza Lib Proj                                         5.900        03/01/24            1,990,040
  1,000   Kansas City, MO Multi-Family Hsg Rev Northwoods Apts Proj Ser A (AMT)           6.450        05/01/40              999,190
  2,830   Kansas City, MO Multi-Family Hsg Rev Vlg Green Apt Proj (AMT)                   6.250        04/01/30            1,890,270
  1,350   Maplewood, MO Tax Increment Rev Maplewood South Redev Area                      5.750        11/01/26            1,332,598
  1,000   Missouri St Dev Fin Brd Fac Branson Landing Proj Ser A                          5.500        12/01/24            1,051,750
  1,500   Missouri St Dev Fin Brd Fac Branson Landing Proj Ser A                          5.625        12/01/28            1,583,580
  5,000   Nevada, MO Hosp Rev Nevada Regl Med Ctr                                         6.750        10/01/31            5,148,900
  3,910   Osage Beach, MO Tax Increment Prewitts Point Proj                               6.750        05/01/23            3,986,167
  3,000   Perry Cnty, MO Nursing Home Rev Rfdg                                            5.900        03/01/28            2,684,970
  5,500   Saint Joseph, MO Indl Dev Auth Living Cmnty Saint Joseph Proj                   7.000        08/15/32            5,768,730
  1,000   Saint Joseph, MO Indl Dev Auth Tax Shoppers North Vlg Proj Ser A (d)            5.375        11/01/24              984,410
  8,000   Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Ranken Jordan Proj Ser
          A                                                                               6.625        11/15/35            8,106,080
  1,085   Saint Louis, MO Tax Increment Rev Scullin Redev Area Ser A                     10.000        08/01/10            1,243,302
  3,265   Saline Cnty, MO Indl Dev Auth Hlth Fac Rev John Fitzgibbon Mem Hosp
          Inc (Acquired 01/12/99, Cost $3,206,691) (c)                                    6.500        12/01/28            3,329,451
  5,600   Valley Park, MO Indl Dev Auth Sr Hsg Rev Cape Albeon Proj                       6.150        12/01/33            5,704,328
                                                                                                                      --------------
                                                                                                                          97,243,976
                                                                                                                      --------------

          NEVADA    1.2%
  2,000   Boulder City, NV Hosp Rev Boulder City Hosp Inc Proj Rfdg                       5.850        01/01/22            1,752,840
  5,715   Clark Cnty, NV Assisted Living Homestead Boulder City Proj (a)                  6.500        12/01/27            5,345,182
  2,000   Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt                          6.100        08/01/18            2,064,420
  2,750   Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt                          6.375        08/01/23            2,836,983
  7,490   Clark Cnty, NV Indl Dev Rev Drivers Ser 722 (Inverse Fltg) (AMT)
          (Acquired 02/02/05, Cost $7,874,986) (FGIC Insd) (a) (b) (c)                    7.835        12/01/12            7,796,341
  2,500   Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Ser B Rfdg (AMT)                     5.900        10/01/30            2,490,675
 11,190   Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Ser C Rfdg                           5.500        10/01/30           10,867,952
  2,000   Director St NV Dept Bus Las Ventanas Retirement Proj A                          7.000        11/15/34            2,063,080
  2,000   Director St NV Dept Bus Las Ventanas Retirement Proj Ser B (Acquired
          12/09/04, Cost $1,970,600) (c)                                                  6.000        11/15/14            1,990,340
  2,600   Director St NV Dept Bus Las Ventanas Retirement Proj Ser B (Acquired
          12/23/04, Cost $1,969,000) (c)                                                  6.750        11/15/23            2,677,818
    925   Henderson, NV Loc Impt Dist No T 13 Ser A                                       6.800        03/01/22              947,404
  3,700   Henderson, NV Loc Impt Dist No T 13 Ser B                                       6.900        03/01/22            3,802,416
  1,400   Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607                                 6.250        06/01/24            1,443,022
    550   Las Vegas, NV Spl Impt Dist No 505 Elkhorn Springs                              8.000        09/15/13              565,791
  1,750   North Las Vegas, NV Loc Impt Spl Impt Dist No 60 Aliante                        6.400        12/01/22            1,778,053
  4,885   Reno, NV Spl Assmt Dist No 4 Somersett Pkwy                                     6.625        12/01/22            4,986,022
                                                                                                                      --------------
                                                                                                                          53,408,339
                                                                                                                      --------------

          NEW HAMPSHIRE 1.1%
  4,845   New Hampshire Higher Ed & Hlth Daniel Webster College Issue                     6.300        07/01/29            4,735,503
    435   New Hampshire Higher Ed & Hlth Fac Auth Rev Colby-Sawyer College Issue          7.200        06/01/12              455,536
  2,565   New Hampshire Higher Ed & Hlth Fac Auth Rev Colby-Sawyer College Issue          7.500        06/01/26            2,666,651
  2,000   New Hampshire Higher Ed & Hlth Fac Auth Rev First Mtg Odd Fellows Home
          Rfdg                                                                            9.000        06/01/14            2,205,080

  1,000   New Hampshire Higher Ed & Hlth Fac Auth Rev Havenwood-Heritage Heights          7.350        01/01/18            1,035,780
  4,825   New Hampshire Higher Ed & Hlth Fac Auth Rev Havenwood-Heritage Heights          7.450        01/01/25            4,997,590
  2,075   New Hampshire Higher Ed & Hlth Fac Auth Rev Hlthcare Visiting Nurse
          (Acquired 09/23/93, Cost $2,043,708) (c)                                        7.250        09/01/23            2,085,728
  4,000   New Hampshire Higher Ed & Hlth Fac Auth Rev New England College (a)             6.125        03/01/19            3,311,760
    695   New Hampshire Higher Ed & Hlth Fac Auth Rev New London Hosp Assn Proj           7.500        06/01/05              700,894
  1,000   New Hampshire Higher Ed & Hlth Fac Auth Rev Riverwoods at Exeter Ser A          6.500        03/01/23            1,014,380
  1,500   New Hampshire Higher Ed & Hlth Hosp Littleton Hosp Assn Ser A                   5.900        05/01/18            1,503,360
  1,250   New Hampshire Higher Ed & Hlth Hosp Littleton Hosp Assn Ser A                   6.000        05/01/28            1,217,550
  1,570   New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua Ser A                 6.875        05/01/23            1,632,596
  4,600   New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua Ser A                 6.875        05/01/33            4,719,784
  1,000   New Hampshire Hlth & Ed Fac Auth Rev NH College Issue                           7.500        01/01/31            1,080,220
  6,315   New Hampshire Hlth & Ed Fac Daniel Webster College Issue (a)                    7.500        07/01/31            6,263,912
  1,735   New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth                          5.500        07/01/34            1,798,067
  1,055   New Hampshire Hlth & Ed Fac Speare Mem Hosp                                     5.500        07/01/25            1,067,776
  1,150   New Hampshire Hlth & Ed Fac Speare Mem Hosp                                     5.875        07/01/34            1,178,371
  3,045   New Hampshire St Business Fin Auth Elec Fac Rev Plymouth Cogeneration
          (AMT) (Acquired 06/29/93, Cost $2,993,256) (c)                                  7.750        06/01/14            3,115,614
  3,000   New Hampshire St Business Fin Auth Rev Alice Peck Day Hlth Sys Ser A
          Rfdg                                                                            7.000        10/01/29            3,034,350
    145   New Hampshire St Hsg Fin Auth Single Family Rev Mtg Acquisition Ser G
          (AMT)                                                                           6.300        01/01/26              148,445
    260   New Hampshire St Hsg Fin Auth Single Family Rev Ser D (AMT)                     5.900        07/01/28              268,276
                                                                                                                      --------------
                                                                                                                          50,237,223
                                                                                                                      --------------

          NEW JERSEY 4.3%
  4,990   Camden Cnty, NJ Impt Auth Lease Rev Dockside Refrig (Acquired
          03/08/96, 01/29/97, 02/03/97, 05/20/97, Cost $5,162,303) (c) (g)                8.400        04/01/24            4,780,171
  2,000   Camden Cnty, NJ Impt Auth Rev Hlthcare Redev Cooper Hlth Ser A                  5.750        02/15/34            2,095,680
  6,000   New Jersey Econ Dev Auth Cedar Crest Vlg Inc Fac Ser A                          7.250        11/15/21            6,365,760
  3,450   New Jersey Econ Dev Auth Econ Dev Rev United Methodist Homes Ser A              6.125        07/01/23            3,547,704
  5,800   New Jersey Econ Dev Auth Econ Dev Rev United Methodist Homes Ser A              6.250        07/01/33            5,975,276
    175   New Jersey Econ Dev Auth First Mtg Cranes Mill Ser A                            7.000        02/01/10              179,848
  1,500   New Jersey Econ Dev Auth First Mtg Cranes Mill Ser A                            7.375        02/01/17            1,560,870
  3,500   New Jersey Econ Dev Auth First Mtg Cranes Mill Ser A                            7.500        02/01/27            3,644,970
  2,355   New Jersey Econ Dev Auth First Mtg Franciscan Oaks Proj                         5.750        10/01/23            2,286,093
    600   New Jersey Econ Dev Auth First Mtg Hamilton Cont Care Ser A                     8.350        11/01/30              613,830
  1,500   New Jersey Econ Dev Auth First Mtg Presbyterian Ser A                           6.250        11/01/20            1,531,875
  1,500   New Jersey Econ Dev Auth First Mtg Presbyterian Ser A                           6.375        11/01/31            1,529,700
  1,250   New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj                        8.000        04/01/23            1,282,700
  3,500   New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj                        8.000        04/01/31            3,570,385
  6,000   New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj                        7.750        04/01/33            6,013,620
  1,000   New Jersey Econ Dev Auth Holt Hauling & Warehsg Rev Ser G Rfdg (e)              8.400        12/15/15              799,770
  2,000   New Jersey Econ Dev Auth Retirement Cmnty Rev Seabrook Vlg Inc Ser A            8.250        11/15/30            2,161,040
  1,000   New Jersey Econ Dev Auth Retirement Cmnty Rev Ser A                             8.000        11/15/15            1,078,080
  1,000   New Jersey Econ Dev Auth Retirement Cmnty Rev Ser A                             8.125        11/15/18            1,051,700
  1,440   New Jersey Econ Dev Auth Retirement Cmnty Rev Ser A                             8.125        11/15/23            1,554,624
  4,000   New Jersey Econ Dev Auth Rev Cigarette Tax                                      5.750        06/15/29            4,255,760
    975   New Jersey Econ Dev Auth Rev First Mtg Millhouse Proj Ser A                     8.250        04/01/10              583,625
  2,060   New Jersey Econ Dev Auth Rev First Mtg Millhouse Proj Ser A                     8.500        04/01/16            1,216,286
    430   New Jersey Econ Dev Auth Rev First Mtg Winchester Gardens Ser A
          (Escrowed to Maturity)                                                          7.500        11/01/05              443,597
  1,100   New Jersey Econ Dev Auth Rev First Mtg Winchester Gardens Ser A
          (Prerefunded @ 11/01/06)                                                        8.500        11/01/16            1,227,776
  1,500   New Jersey Econ Dev Auth Rev First Mtg Winchester Gardens Ser A
          (Prerefunded @ 11/01/06)                                                        8.625        11/01/25            1,677,210
  1,625   New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj Ser A (AMT)                 6.125        06/01/18            1,388,335
    860   New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj Ser A (AMT)                 6.750        07/01/19              805,949
  2,500   New Jersey Econ Dev Auth Rev Sr Living Fac Esplanade Bear (AMT)                 7.000        06/01/39            2,093,350
  7,055   New Jersey Econ Dev Auth Spl Fac Rev Continental Airl Inc Proj (AMT)            6.625        09/15/12            6,501,606
 12,360   New Jersey Econ Dev Auth Spl Fac Rev Continental Airl Inc Proj (AMT)            6.250        09/15/19           10,394,142
  1,000   New Jersey Econ Dev Auth Spl Fac Rev Continental Airl Inc Proj (AMT)            6.400        09/15/23              831,530
 17,590   New Jersey Econ Dev Auth Spl Fac Rev Continental Airl Inc Proj (AMT)            6.250        09/15/29           14,003,223
    680   New Jersey Econ Dev Auth Spl Fac Rev Continental Airl Inc Proj (AMT)            7.000        11/15/30              592,321
 25,125   New Jersey Econ Dev Auth Spl Fac Rev Continental Airl Inc Proj (AMT)            9.000        06/01/33           25,726,241

  4,895   New Jersey Econ Dev Auth Sr Mtg Arbor Ser A                                     6.000        05/15/28            4,589,307
  4,000   New Jersey Econ Dev Auth Utd Methodist Homes NJ Oblig                           5.750        07/01/29            3,932,800
  4,385   New Jersey Hlthcare Cap Hlth Sys Oblig Grp Ser A                                5.750        07/01/23            4,702,518
  1,500   New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp Ser A               5.000        07/01/26            1,507,005
  3,000   New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp Ser A               5.375        07/01/33            3,100,560
  1,850   New Jersey Hlthcare Fac Fin Auth Rev Care Institute Inc Cherry Hill
          Proj (a)                                                                        7.750        07/01/10            1,919,079
  1,000   New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr NY Hlthcare              6.625        07/01/31            1,083,900
  1,250   New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn                      6.000        07/01/13            1,188,513
  1,200   New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn                      6.500        07/01/23            1,191,108
  7,000   New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn                      6.625        07/01/36            6,936,160
  1,640   New Jersey Hlthcare Fac Fin Auth Rev Raritan Bay Med Ctr Issue Rfdg             7.250        07/01/14            1,730,036
  2,135   New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp                          6.000        07/01/32            2,275,483
    720   New Jersey Hlthcare Fac Trinitas Hosp Oblig Grp                                 7.500        07/01/30              811,994
  1,055   New Jersey St Ed Fac Auth Rev Caldwell College Ser A                            7.250        07/01/25            1,079,223
  3,775   New Jersey St Ed Fac Auth Rev Felician College of Lodi Ser D (Acquired
          11/07/97, Cost $3,775,000) (c)                                                  7.375        11/01/22            3,809,202
  5,000   New Jersey St Ed Fac Auth Rols Ser 295-1 (Inverse Fltg) (Acquired
          08/23/04, Cost $5,307,058) (a) (b) (c)                                          8.019        07/01/26            5,592,550
  5,000   New Jersey St Ed Fac Auth Rols Ser 295-2 (Inverse Fltg) (Acquired
          08/23/04, Cost $5,275,721) (a) (b) (c)                                          8.019        07/01/27            5,568,850
 10,625   Tobacco Settlement Fin Corp                                                     6.750        06/01/39           11,133,194
  5,000   Tobacco Settlement Fin Corp                                                     6.000        06/01/37            4,958,550
                                                                                                                      --------------
                                                                                                                         190,474,679
                                                                                                                      --------------

          NEW MEXICO 0.7%
  7,015   Albuquerque, NM Retirement Fac Rev La Vida Llena Proj Ser B Rfdg                6.600        12/15/28            6,931,171
  1,500   Bernalillo Cnty, NM Multi-Family Rev Hsg Sr Solar Villas Apt Ser F              7.250        10/15/22            1,547,790
  1,495   Cabezon Pub Impt Dist NM                                                        6.300        09/01/34            1,495,628
  3,000   Farmington, NM Pollutn Ctl Rev Public Svc Co NM Proj Ser A (AMT)                6.600        10/01/29            3,252,990
  3,870   New Mexico Hsg Auth Region lll Sr Brentwood Gardens Apt Ser A (AMT)             6.850        12/01/31            3,984,010
  2,345   New Mexico Regl Hsg Auth Hsg Wildewood Apt Proj Sr Ser A (a)                    7.500        12/01/30            2,378,252
  2,725   RHA Hsg Dev Corp NM Multi-Family Rev Mtg Woodleaf Apt Proj Ser A Rfdg
          (GNMA Collateralized)                                                           7.125        12/15/27            2,754,267
  3,405   San Juan Cnty, NM Multi-Family Hsg Apple Ridge Apts Sr Ser A (AMT) (a)          7.250        12/01/31            3,470,648
  3,250   Santa Fe Cnty, NM Proj Rev El Castillo Retirement Ser A                         5.625        05/15/25            3,251,593
  3,000   Santa Fe, NM Ed Fac Rev Impt College of Santa Fe Proj                           5.750        10/01/28            3,018,480
    550   Santa Fe, NM Indl Rev Casa Real Nursing Home Rfdg                               9.750        01/01/13              550,473
    750   Ventana West Pub Impt Dist NM                                                   6.875        08/01/33              763,200
                                                                                                                      --------------
                                                                                                                          33,398,502
                                                                                                                      --------------

          NEW YORK    6.6%
  1,000   Amherst, NY Indl Dev Agy Sr Rev Sharrey Zedek Proj Ser A                        7.000        12/01/24              798,670
  1,500   Amherst, NY Indl Dev Agy Sr Rev Sharrey Zedek Proj Ser A                        7.000        12/01/34            1,197,045
  1,965   Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van Allen Proj Ser A                      6.875        06/01/39            1,868,361
    980   Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc Ser A                          7.750        11/15/10            1,072,688
  3,000   Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc Ser A                          8.125        11/15/20            3,251,430
  1,000   Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc Ser A                          8.250        11/15/30            1,087,710
  1,340   Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev Woodcrest Estates
          Fac Ser A (AMT)                                                                 6.250        12/01/23            1,337,642
  4,760   Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev Woodcrest Estates
          Fac Ser A (AMT)                                                                 6.375        12/01/37            4,733,487
    805   Castle Rest Residential Hlthcare Fac NY Rev Hlthcare Fac Ser B                  8.000        08/01/10              826,220
  3,455   Dutchess Cnty, NY Indl Dev Agy Saint Francis Hosp Ser A Rfdg                    7.500        03/01/29            3,526,277
 10,000   Metropolitan Trans Auth NY Ser A                                                5.125        11/15/31           10,348,800
  5,000   Metropolitan Trans Auth NY Ser B                                                5.250        11/15/32            5,291,550
  7,500   Metropolitan Trans Auth NY Rites Port Auth 1273 (Inverse Fltg)
          (Acquired 08/30/04, Cost $8,281,329) (FSA Insd) (a) (b) (c)                     8.874        11/15/24            8,815,200
  2,000   Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood Sen Living Ser A          6.750        05/01/23            1,757,120
  5,000   Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood Sen Living Ser A          6.875        05/01/33            4,237,050
    865   Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj                                  8.000        11/15/15              932,816
  1,570   Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj                                  8.550        11/15/32            1,710,107
  1,000   Mount Vernon, NY Indl Dev Agy Civic Fac Rev                                     6.200        06/01/29            1,008,850
  2,000   New York City Indl Dev Agy Amern Airl Inc Proj (AMT)                                *        08/01/24            1,519,380
  2,110   New York City Indl Dev Agy British Airways Plc Proj (AMT)                       5.250        12/01/32            1,774,869

 12,475   New York City Indl Dev Agy British Airways Plc Proj (AMT)                       7.625        12/01/32           13,121,205
  3,320   New York City Indl Dev Agy Civic Fac Rev Cmnty Res Developmentally
          Disabled                                                                        7.500        08/01/26            3,383,412
  3,575   New York City Indl Dev Agy Civic Fac Rev Our Lady of Mercy Med Ctr Pkg
          Corp Proj                                                                       8.500        12/30/22            3,242,346
  3,000   New York City Indl Dev Agy Civic Fac Rev Psch Inc Proj                          6.375        07/01/33            3,180,480
  2,650   New York City Indl Dev Agy Civic Fac Rev Spl Place Inc Proj Ser A               7.000        01/01/33            2,781,467
  5,345   New York City Indl Dev Agy Civic Fac Rev Touro College Proj Ser A
          (Acquired 06/29/99, 06/6/01, 07/22/02, Cost $4,980,640) (c)                     6.350        06/01/29            5,381,346
  4,000   New York City Indl Dev Agy JFK Intl Arpt Proj Ser A (AMT)                       8.000        08/01/12            3,328,800
  3,000   New York City Indl Dev Agy JFK Intl Arpt Proj Ser B (AMT)                       8.500        08/01/28            2,447,670
    315   New York City Indl Dev Agy Lycee Francais De NY Proj Ser A (ACA Insd)           5.375        06/01/23              326,592
  5,000   New York City Indl Dev Agy Lycee Francais De NY Ser C                           6.800        06/01/28            5,179,550
  3,500   New York City Indl Dev Agy Northwest Airl Inc (AMT)                             6.000        06/01/27            2,452,695
  7,500   New York City Indl Dev Agy Rev Visy Paper Inc Proj (AMT)                        7.950        01/01/28            7,849,050
  1,250   New York City Indl Dev Agy Spl Fac Rev Continental Airl Inc (AMT)               8.000        11/01/12            1,183,050
  1,250   New York City Indl Dev Agy Spl Fav Rev Continental Airl Inc (AMT)               8.375        11/01/16            1,188,900
  5,020   New York City Muni Wtr Auth Rev Drivers Ser 297 (Inverse Fltg)
          (Acquired 09/27/02, Cost $5,236,509) (FSA Insd) (a) (b) (c)                     9.289        06/15/26            5,488,868
  5,000   New York City Muni Wtr Fin Drivers Ser 499 (Inverse Fltg) (Acquired
          08/18/04, Cost $5,095,296) (a) (b) (c)                                          7.825        06/15/11            5,317,900
  1,000   New York City Muni Wtr Fin Ser A (Prerefunded @ 06/15/09) (FGIC Insd)           5.750        06/15/31            1,105,200
 22,500   New York City Trans Drivers Ser 508 (Inverse Fltg) (Acquired 08/31/04,
          09/15/04, 10/20/04, Cost $23,080,276) (b) (c)                                   7.845        02/01/12           23,911,425
  5,000   New York City Trans Future Tax Secd Ser E                                       5.000        02/01/33            5,153,150
  7,500   New York City, NY Ser D                                                         5.000        11/01/27            7,800,000
  1,750   New York St Dorm Auth Rev Mtg Ellis Hosp (FHA Gtd)                              4.750        02/15/32            1,755,933
  2,000   New York St Dorm Auth Rev North Shore L I Jewish Grp                            5.375        05/01/23            2,109,360
  4,375   New York St Dorm Auth Rev Rites Port Auth 1272 Ser A (Inverse Fltg)
          (Acquired 08/23/04, Cost $4,981,799) (FGIC Insd) (a) (b) (c)                    8.380        07/01/18            5,068,744
  6,220   New York St Dorm Auth Rev Rites Port Auth 1272 Ser B (Inverse Fltg)
          (Acquired 08/23/04, Cost $6,990,338) (FGIC Insd) (a) (b) (c)                    8.380        07/01/19            7,145,971
  2,500   New York St Dorm Auth Rev Winthrop South Nassau Univ                            5.500        07/01/23            2,643,600
  5,195   New York St Dorm Auth Rev Winthrop South Nassau Univ                            5.750        07/01/28            5,547,169
  4,000   New York St Dorm Auth Rev Winthrop Univ Hosp Assn Ser A                         5.500        07/01/23            4,215,640
  2,140   Newark-Wayne Cmnty Hosp Inc NY Hosp Rev Ser A                                   7.600        09/01/15            2,124,742
  1,250   Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med Ser A                5.875        12/01/29            1,155,763
  1,520   Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med Ser B                6.000        12/01/19            1,467,940
    300   Onondaga Cnty, NY Indl Dev Agy Civic Fac Rev Iroquois Nursing Home Ser
          B (FHA Gtd) (a)                                                                 7.000        02/01/09              299,973
  4,000   Orange Cnty, NY Indl Dev Agy Arden Hill Life Care Ctr Proj Ser A                7.000        08/01/31            4,009,280
    350   Oswego Cnty, NY Indl Dev Agy Civic Fac Rev (a)                                  7.000        02/01/12              350,837
  2,400   Peekskill, NY Indl Dev Agy Sr Drum Hill Sr Living Proj (AMT)                    6.375        10/01/28            2,233,272
 10,000   Port Auth NY & NJ Cons 132nd Ser                                                5.000        09/01/33           10,413,300
  2,000   Port Auth NY & NJ Delta Airl Inc Proj Ser 1R                                    6.950        06/01/08            2,010,720
  6,225   Port Auth NY & NJ Rites Port Auth 1269 Ser A (AMT) (Inverse Fltg)
          (Acquired 08/03/04, Cost $6,967,408) (MBIA Insd) (a) (b) (c)                    8.858        05/01/12            7,430,845
  3,580   Port Auth NY & NJ Rites Port Auth 1269 Ser B (AMT) (Inverse Fltg)
          (Acquired 08/03/04, Cost $3,963,950) (MBIA Insd) (a) (b) (c)                    8.858        05/01/12            4,261,918
  4,000   Port Auth NY & NJ Rites Port Auth 1271 (AMT) (Inverse Fltg) (Acquired
          08/17/04, Cost $4,686,190) (MBIA Insd) (a) (b) (c)                              8.858        11/01/16            4,813,640
  5,075   Rockland Cnty, NY Indl Dev Agy Civic Fac Rev Dominican College Proj
          (Prerefunded @ 05/01/08) (Acquired 06/30/98, 01/28/00, 11/13/00,
          11/17/00, Cost $4,653,737) (c)                                                  6.250        05/01/28            5,649,084
  2,285   Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev Highpointe at Malta Proj Ser
          A                                                                               6.875        06/01/39            2,172,624
  1,000   Suffolk Cnty, NY Gurwin Jewish Phase II                                         6.700        05/01/39            1,028,230
  5,250   Suffolk Cnty, NY Indl Dev Agy Cont Care Retirement Cmnty Rev First Mtg
          Jeffersons Ferry                                                                7.250        11/01/28            5,506,095
  1,000   Suffolk Cnty, NY Indl Dev Agy Cont Care Retirement Peconic Landing Ser
          A                                                                               8.000        10/01/20            1,068,710
  2,000   Suffolk Cnty, NY Indl Dev Agy Cont Care Retirement Peconic Landing Ser
          A                                                                               8.000        10/01/30            2,120,860
  4,680   Suffolk Cnty, NY Indl Dev Agy Eastern Long Is Hosp Assoc Ser A                  7.750        01/01/22            4,912,549
  3,100   Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev Spellman High Voltage Fac
          Ser A (AMT)                                                                     6.375        12/01/17            2,784,389
  4,655   Sullivan Cnty, NY Indl Dev Agy Civic Fac Rev Hebrew Academy Spl
          Children (a)                                                                    7.500        06/01/32            4,723,847
    250   Syracuse, NY Hsg Auth Rev Sub Proj Loretto Rest Ser B                           7.500        08/01/10              252,120
  1,350   Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home Ser A                       7.375        03/01/21            1,433,025
  2,325   Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home Ser A                       7.375        03/01/31            2,453,410
  5,000   Triborough Brdg & Tunl Auth NY Drivers Ser 525 (Inverse Fltg)
          (Acquired 09/29/04, Cost $5,435,100) (a) (b) (c)                                7.845        11/15/32            5,292,600
    695   Ulster Cnty, NY Indl Dev Agy Civic Fac Rev Benedictine Hosp Proj Ser A          6.250        06/01/08              693,506
  1,000   Ulster Cnty, NY Indl Dev Agy Civic Fac Rev Benedictine Hosp Proj Ser A          6.400        06/01/14              968,060
  3,895   Ulster Cnty, NY Indl Dev Agy Civic Fac Rev Benedictine Hosp Proj Ser A          6.450        06/01/24            3,585,036
  3,750   Utica, NY Indl Dev Agy Civic Fac Rev Utica College Civic Fac                    6.850        12/01/31            3,866,363
  1,235   Utica, NY Indl Dev Agy Civic Utica College Proj Ser A                           6.875        12/01/34            1,309,273

    765   Utica, NY Indl Dev Agy Utica College Ser A                                      6.875        12/01/24              813,968
  5,000   Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson Proj Ser A               6.375        01/01/24            5,110,100
  5,000   Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson Proj Ser A               6.500        01/01/34            5,097,400
  2,000   Westchester Cnty, NY Indl Dev Hebrew Hosp Sr Hsg Inc Ser A                      7.375        07/01/30            2,126,680
                                                                                                                      --------------
                                                                                                                         292,944,954
                                                                                                                      --------------

          NORTH CAROLINA 0.7%
  1,000   Halifax Cnty, NC Indl Fac & Pollutn Ctl Fin Auth Intl Paper Co Proj
          Ser A (AMT)                                                                     5.900        09/01/25            1,041,470
  1,250   North Carolina Cap Fac Fin Agy Rev Duke Univ Proj Ser A                         5.125        10/01/41            1,287,688
  1,000   North Carolina Med Care Commn First Mtg Arbor Acres Cmnty Proj                  6.250        03/01/27            1,006,300
  7,050   North Carolina Med Care Commn First Mtg Baptist Retirement Ser A                6.400        10/01/31            7,197,345
  3,000   North Carolina Med Care Commn First Mtg Forest at Duke Proj                     6.375        09/01/32            3,161,190
  2,500   North Carolina Med Care Commn First Mtg Presbyterian Homes Proj                 7.000        10/01/31            2,662,225
  2,500   North Carolina Med Care Commn First Mtg Salemtowne Proj                         6.625        04/01/31            2,563,625
  1,200   North Carolina Med Care Commn First Mtg United Methodist Homes                  7.000        10/01/17            1,321,800
  1,250   North Carolina Med Care Commn First Mtg United Methodist Homes                  7.250        10/01/32            1,357,938
  9,500   North Carolina Med Care Commn Retirement Fac Rev First Mtg Givens
          Estates Proj Ser A                                                              6.500        07/01/32            9,994,475
                                                                                                                      --------------
                                                                                                                          31,594,056
                                                                                                                      --------------

          NORTH DAKOTA 0.3%
  2,610   Devils Lake, ND Hlthcare Fac Rev & Impt Lk Reg Lutheran Rfdg                    6.100        10/01/23            2,279,522
    495   Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Ser A Rfdg (AMT)              7.250        09/01/21              496,134
    765   Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Ser A Rfdg (AMT)              7.400        09/01/26              766,744
  2,120   Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Ser A Rfdg (AMT)              7.600        09/01/31            2,135,603
  1,000   Grand Forks, ND Nursing Fac Vly Homes & Svcs Proj Ser A                         6.250        11/01/29            1,021,680
  4,000   Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly Square Proj                        6.250        12/01/34            3,856,360
  1,895   Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly Square Proj                        6.375        12/01/34            1,851,813
                                                                                                                      --------------
                                                                                                                          12,407,856
                                                                                                                      --------------

          OHIO    1.4%
  1,500   Akron Bath Copley, OH St Twp Hosp Dist Rev Summa Hosp Ser A                     5.375        11/15/24            1,518,690
  4,000   Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem Ser A Rfdg                      6.900        11/15/23            4,218,560
  7,650   Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem Ser A Rfdg                      7.125        11/15/33            8,032,730
  5,000   Cleveland Cuyahoga Cnty, OH Spl Assmt Tax Increment Proj                        7.350        12/01/31            5,361,850
    870   Cleveland, OH Arpt Spl Rev Continental Airl Inc Proj (AMT)                      5.375        09/15/27              618,161
  2,500   Cuyahoga Cnty, OH Hlthcare Fac Franciscan Cnty OH Inc Proj Ser C                6.250        05/15/32            2,505,200
  1,000   Cuyahoga Cnty, OH Hlthcare Fac Rev Jennings Hall (Prerefunded @
          11/15/05)                                                                       7.200        11/15/14            1,027,800
  1,500   Cuyahoga Cnty, OH Hlthcare Fac Rev Jennings Hall (Prerefunded @
          11/15/05)                                                                       7.300        11/15/23            1,531,215
  3,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                                  7.500        01/01/30            3,385,590
  1,039   Cuyahoga Cnty, OH Multi-Family Rev Hsg Park Lane Apts Ser A1 Rfdg (j)        6.000/7.625     10/01/37              702,320
  1,802   Cuyahoga Cnty, OH Multi-Family Rev Hsg Park Lane Apts Ser A2 Rfdg (e)           5.460        10/01/37                1,802
  7,000   Cuyahoga Cnty, OH Rev Ser A Rfdg                                                6.000        01/01/32            7,715,400
  4,000   Dayton, OH Spl Fac Rev Air Freight Cargo Day LLC Proj (AMT)                     6.300        04/01/22            3,639,800
  2,000   Dayton, OH Spl Fac Rev Air Freight Ser D (AMT)                                  6.200        10/01/09            2,233,340
  1,245   Erie Cnty, OH Hosp Fac Rev Firelands Regl Med Ctr Ser A                         5.625        08/15/32            1,297,178
  2,100   Hamilton Cnty, OH Multi-Family Rev Hsg Garden Hill Washington Pk Apt
          (AMT)                                                                           7.750        10/01/21            1,900,416
  2,500   Lorain Cnty, OH Hosp Rev Catholic Hlthcare                                      5.375        10/01/30            2,610,650
  2,100   Lorain Cnty, OH Hosp Rev Mtg Elyria United Methodist Ser C Rfdg
          (Prerefunded @ 06/01/06)                                                        6.875        06/01/22            2,248,932
  1,000   Lucas Cnty, OH Hlthcare Impt Sunset Retirement Ser A Rfdg                       6.550        08/15/24            1,057,010
    500   Lucas Cnty, OH Hlthcare Impt Sunset Retirement Ser A Rfdg                       6.625        08/15/30              527,435
  1,000   Madison Cnty, OH Hosp Impt Rev Madison Cnty Hosp Proj Rfdg                      6.250        08/01/18              957,090
  3,300   Madison Cnty, OH Hosp Impt Rev Madison Cnty Hosp Proj Rfdg                      6.400        08/01/28            3,102,924
  2,000   Ohio St Air Quality Dev Auth Pollutn Ctl Cleveland Ser A Rfdg                   6.000        12/01/13            2,120,740
  1,000   Pinnacle Cmnty Infrastructure Fac Ser A                                         6.000        12/01/22            1,042,160
  2,000   Pinnacle Cmnty Infrastructure Fac Ser A                                         6.250        12/01/36            2,062,020
    500   Port Gtr Cincinnati Dev Auth Coop Pub Pkg Infrastructure Proj                   6.300        02/15/24              533,655
  2,030   Port Gtr Cincinnati Dev Auth Coop Pub Pkg Infrastructure Proj                   6.400        02/15/34            2,148,857

                                                                                                                      --------------
                                                                                                                          64,101,525
                                                                                                                      --------------

          OKLAHOMA    1.4%
  1,170   Citizen Potawatomi Nation, OK Ser A                                             6.500        09/01/16            1,184,660
  1,150   Langston, OK Econ Dev Langston Cmnty Dev Corp Proj Ser A                        7.625        08/01/20            1,168,078
  1,000   Langston, OK Econ Dev Langston Cmnty Dev Corp Proj Ser A                        7.750        08/01/30            1,009,480
  2,000   Oklahoma Cnty, OK Fin Auth Epworth Villa Proj Rfdg                              6.000        04/01/22            1,990,560
  1,200   Oklahoma Cnty, OK Fin Auth Epworth Villa Proj Ser A Rfdg                        7.000        04/01/25            1,211,316
  1,990   Oklahoma Cnty, OK Fin Auth Epworth Villa Proj Ser A Rfdg                        7.600        04/01/30            2,055,650
  5,000   Oklahoma Dev Fin Auth Rev Comache Cnty Hosp Proj Ser B                          6.375        07/01/21            5,230,700
    500   Oklahoma Dev Fin Auth Rev Comache Cnty Hosp Proj Ser B                          6.600        07/01/31              522,290
  2,500   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Ser A Rfdg
          (Prerefunded @ 08/15/09)                                                        5.750        08/15/12            2,787,100
  2,000   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Ser A Rfdg
          (Prerefunded @ 08/15/09)                                                        5.750        08/15/13            2,229,680
  1,000   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Ser A Rfdg
          (Prerefunded @ 08/15/09)                                                        5.750        08/15/15            1,114,840
  3,740   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Ser A Rfdg
          (Prerefunded @ 08/15/09)                                                        5.625        08/15/19            4,150,203
  6,220   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Ser A Rfdg
          (Prerefunded @ 08/15/09)                                                        5.625        08/15/29            6,902,210
  1,000   Stillwater, OK Med Ctr Auth                                                     5.625        05/15/23            1,039,560
  2,000   Tulsa Cnty, OK Indl Auth Multi-Family Hsg Shadybrook Apt Ser A                  6.375        07/01/28            1,572,180
  2,250   Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj                                      7.350        12/01/11            2,228,828
    300   Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj Rfdg                                 6.250        06/01/20              252,669
 10,000   Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg (AMT)                                     *        06/01/35            9,593,800
  5,000   Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg (AMT)                                     *        12/01/35            4,740,250
 10,450   Tulsa, OK Muni Arpt Tr Rev Ser A Rfdg (AMT)                                     7.750        06/01/35           10,652,730
                                                                                                                      --------------
                                                                                                                          61,636,784
                                                                                                                      --------------

          OREGON    1.0%
  2,000   Clackamas Cnty, OR Hosp Fac Willamette View Inc Proj Ser A                      7.500        11/01/29            2,127,980
  1,280   Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg                                        6.000        08/01/14            1,260,966
  4,000   Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg                                        6.875        08/01/28            4,029,320
  1,745   Douglas Cnty, OR Hosp Fac Auth Rev Elderly Hsg Forest Glen Ser A (a)            7.500        09/01/27            1,762,834
  9,700   Multnomah Cnty, OR Hosp Fac Auth Rev Terwilliger Plaza Proj Rfdg
          (Acquired 05/16/03, 11/17/03, Cost $9,663,295) (c)                              6.500        12/01/29            9,735,502
  3,000   Oregon St Fac Auth Rev College Hsg Northwest Proj Ser A                         5.450        10/01/32            3,133,470
  3,818   Oregon St Hlth Hsg Ed & Cultural Fac Auth (AMT)                                 7.250        06/01/28            3,749,625
  2,990   Oregon St Hlth Hsg Ed Auth Ore Baptist Retirement Homes Ser A                   8.000        11/15/26            3,124,371
  1,150   Oregon St Hsg & Cmnty Svc Dep Single Family Mtg Ser A                           5.350        07/01/30            1,178,440
    370   Oregon St Hsg & Cmnty Svc Dep Single Family Mtg Ser B (AMT)                     5.450        07/01/32              376,153
  4,300   Oregon St Veterans Welfare Ser 81                                               5.250        10/01/42            4,367,252
  9,925   Yamhill Cnty, OR Hosp Auth Rev Friendsview Retirement Cmnty                     7.000        12/01/34            9,948,522
                                                                                                                      --------------
                                                                                                                          44,794,435
                                                                                                                      --------------

          PENNSYLVANIA 6.4%
 11,310   Allegheny Cnty, PA Hosp Dev Auth Covenant at South Hills Ser A                  8.750        02/01/31            7,339,625
  1,000   Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph                5.875        08/15/18              959,150
  4,500   Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph                6.000        08/15/28            4,190,040
    330   Allegheny Cnty, PA Hosp Dev Auth Rev Covenant at South Hills Ser A              8.625        02/01/21              214,487
  1,000   Allegheny Cnty, PA Hosp Dev Auth Rev Hosp South Hills Hlth Sys Ser B            6.625        05/01/20            1,061,600
  1,000   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B                                      9.250        11/15/15            1,158,300
  6,240   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B                                      9.250        11/15/22            7,227,792
 11,925   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B                                      9.250        11/15/30           13,812,728
  1,695   Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)                                6.625        09/01/24            1,606,555
  6,665   Allegheny Cnty, PA Indl Dev Auth Lease Rev Air Freight Cargo Fac Pit
          LLC (AMT) (a)                                                                   7.750        09/01/31            6,961,726
  2,520   Allentown, PA Area Hosp Auth Rev                                                6.500        11/15/08            2,570,904
  7,365   Allentown, PA Area Hosp Auth Rev Sacred Heart Hosp of Allentown Ser A
          Rfdg                                                                            6.750        11/15/14            7,734,723
  6,750   Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev Coll Toledo Edison Co
          Proj Rfdg                                                                       7.625        05/01/20            6,946,830
  4,000   Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev Coll Toledo Edison Co
          Proj Ser A Rfdg                                                                 7.750        05/01/20            4,224,600
  2,000   Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj Ser A                            6.900        01/01/22            2,125,640
  4,275   Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj Ser A                            7.000        01/01/34            4,517,906

  1,000   Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler                6.100        05/01/14            1,022,150
    900   Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler                6.200        05/01/19              917,091
  2,000   Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler                6.300        05/01/29            2,021,280
  1,000   Chartiers Vly, PA Indl & Com Dev Auth First Mtg Rev Asbury Hlth Ctr
          Rfdg                                                                            6.375        12/01/19            1,020,300
  2,500   Chartiers Vly, PA Indl & Com Dev Auth First Mtg Rev Asbury Hlth Ctr
          Rfdg                                                                            6.375        12/01/24            2,515,475
  2,000   Chartiers Vly, PA Indl Asbury Hlth Ctr Proj Rfdg                                7.400        12/01/15            2,042,420
 10,295   Chester Cnty, PA Hlth & Ed Fac Chester Cnty Hosp Ser A                          6.750        07/01/31           10,991,251
  2,250   Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj                                7.250        07/01/24            2,389,793
  2,200   Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj                                7.625        07/01/34            2,368,850
  3,100   Cliff House Ctf Trust Var Sts Ctf Part Ser A (AMT)                              6.625        06/01/27            2,373,608
  2,500   Crawford Cnty, PA Hosp Auth Sr Living Fac Rev                                   6.250        08/15/29            2,570,550
  1,000   Cumberland Cnty, PA Indl Dev Auth Rev First Mtg Woods Cedar Run Ser A
          Rfdg (e)                                                                        6.500        11/01/18              335,440
  3,250   Cumberland Cnty, PA Indl Dev Auth Rev First Mtg Woods Cedar Run Ser A
          Rfdg (e)                                                                        6.500        11/01/28            1,089,433
  4,000   Dauphin Cnty, PA Gen Auth Rev Office & Pkg Forum Place Ser A                    6.000        01/15/25            2,392,400
  5,500   Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office                    6.000        01/01/25            4,967,105
  1,500   Delaware Cnty, PA Auth Rev First Mtg Riddle Vlg Proj Rfdg                       7.000        06/01/21            1,512,855
 12,500   Delaware Cnty, PA Auth Rev First Mtg Riddle Vlg Proj Rfdg                       7.000        06/01/26           12,581,750
  2,100   Delaware Cnty, PA Auth Rev White Horse Vlg Proj Ser A Rfdg                      7.500        07/01/18            2,159,997
  1,000   Delaware Cnty, PA Auth Rev White Horse Vlg Proj Ser A Rfdg                      7.625        07/01/30            1,054,760
  4,360   Grove City, PA Area Hosp Auth Hlth Fac Rev Grove Manor Proj                     6.625        08/15/29            4,533,266
  4,530   Hazleton, PA Hlth Svc Auth Hazleton Saint Joseph Med Ctr                        6.200        07/01/26            4,348,619
  2,200   Indiana Cnty, PA Indl Dev Auth Pseg Pwr LLC Proj Rfdg (AMT)                     5.850        06/01/27            2,307,162
  1,650   Lancaster, PA Indl Dev Auth Rev Garden Spot Vlg Proj Ser A                      7.625        05/01/31            1,734,249
  2,500   Lehigh Cnty, PA Gen Purp Auth Good Shepherd Grp Ser A                           5.625        11/01/34            2,595,375
  3,000   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church
          Home Inc                                                                        7.750        11/01/33            3,253,830
  3,000   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church
          Home Inc Proj Ser A                                                             6.000        12/15/23            2,932,320
  1,000   Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem                    5.375        08/15/33            1,022,140
  3,000   Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg                      6.000        11/01/18            2,718,750
  6,085   Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg                      6.000        11/01/23            5,323,827
  1,790   Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj                    6.100        06/01/18            1,617,677
  4,000   Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj                    6.300        06/01/28            3,420,520
  2,230   Luzerne Cnty, PA Indl Dev Auth First Mtg Gross Rev Rfdg (a)                     7.875        12/01/13            2,247,550
  2,500   Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr                               6.000        01/01/43            2,642,850
  7,000   Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp
          Ser A                                                                           5.125        06/01/32            7,105,840
  2,200   Montgomery Cnty, PA Indl Dev Auth Retirement Cmnty Rev GDL Farms Corp
          Proj Rfdg                                                                       6.500        01/01/20            2,146,672
  2,000   Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The Meadowood Corp
          Proj Ser A Rfdg                                                                 6.000        12/01/10            2,000,780
  1,000   Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The Meadowood Corp
          Proj Ser A Rfdg                                                                 6.250        12/01/17              953,200
    500   Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The Meadowood Corp
          Rfdg (Prerefunded @ 12/01/05)                                                   7.000        12/01/10              525,895
  1,500   Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The Meadowood Corp
          Rfdg (Prerefunded @ 12/01/05)                                                   7.250        12/01/15            1,580,475
  4,000   Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The Meadowood Corp
          Rfdg (Prerefunded @ 12/01/05)                                                   7.400        12/01/20            4,218,880
  3,300   Montgomery Cnty, PA Indl Dev Auth Rev Hlthcare Adv Geriatric Ser A              8.375        07/01/23            3,104,541
  2,660   Montgomery Cnty, PA Indl Dev Auth Rev Wordsworth Academy (a)                    7.750        09/01/14            2,675,641
  1,500   Montgomery Cnty, PA Indl Dev Rev Whitemarsh Cont Care Proj                      6.125        02/01/28            1,528,275
  1,500   Montgomery Cnty, PA Indl Dev Rev Whitemarsh Cont Care Proj                      6.250        02/01/35            1,526,535
  1,600   Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp Ser A                          5.625        07/01/32            1,664,688
  2,350   Northeastern PA Hosp & Ed Auth Hlthcare Rev                                     7.125        10/01/29            2,337,639
  2,900   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj Ser A (AMT)           6.125        11/01/21            2,998,890
  2,755   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj Ser A (AMT)           6.250        11/01/31            2,859,855
  3,000   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj Ser A (AMT)           6.375        11/01/41            3,102,420
  2,650   Pennsylvania Econ Dev Fin Auth Exempt Fav Rev Amtrak Proj Ser A (AMT)           6.500        11/01/16            2,825,192
  2,230   Pennsylvania Econ Dev Fin Northwestern Human Svc Ser A                          5.250        06/01/28            1,833,261
  7,000   Pennsylvania Econ Dev Fin Reliant Energy Ser B (AMT)                            6.750        12/01/36            7,489,790
  5,000   Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ                            5.500        05/01/34            5,221,300
    985   Pennsylvania St Higher Ed Student Assn Inc Proj Ser A                           6.750        09/01/32            1,030,576
  1,565   Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                                   6.000        01/15/31            1,717,979
  2,600   Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia Ser A           5.500        11/15/18            2,536,976
  5,250   Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia Ser A           5.600        11/15/28            4,910,798

  3,050   Philadelphia, PA Auth for Indl Pauls Run Ser A                                  5.875        05/15/28            2,999,980
  1,090   Philadelphia, PA Auth Indl Dev Cathedral Vlg Proj Ser A                         6.750        04/01/23            1,155,444
  1,500   Philadelphia, PA Auth Indl Dev Cathedral Vlg Proj Ser A                         6.875        04/01/34            1,584,750
  8,500   Philadelphia, PA Auth Indl Dev Rev Coml Dev Rfdg                                7.750        12/01/17            8,686,915
  3,985   Philadelphia, PA Hosp & Higher Chestnut Hill Hosp                               6.500        11/15/22            3,984,801
  2,180   Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp Rev Rfdg                        6.500        07/01/27            2,190,333
  1,000   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human
          Svcs Ser A                                                                      6.125        01/01/13              995,300
  4,000   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human
          Svcs Ser A                                                                      7.250        01/01/21            4,170,240
  2,495   Philadelphia, PA Hosp & Higher Ed Temple Univ Hosp                              5.500        11/15/15            2,509,571
  2,000   Philadelphia, PA Hosp & Higher Ed Temple Univ Hosp Ser A                        6.625        11/15/23            2,050,800
  2,000   Scranton-Lackawanna, PA Hlth & Welfare Auth Rev Marian Cmnty Hosp Proj
          Rfdg (Prerefunded @ 01/15/07)                                                   7.125        01/15/13            2,188,720
  1,465   Scranton-Lackawanna, PA Hlth & Welfare Auth Rev Marian Cmnty Hosp Proj
          Rfdg (Prerefunded @ 01/15/07)                                                   7.250        01/15/17            1,606,563
  3,100   Scranton-Lackawanna, PA Hlth & Welfare Auth Rev Marian Cmnty Hosp Proj
          Rfdg (Prerefunded @ 01/15/07)                                                   7.350        01/15/22            3,404,947
  3,600   Westmoreland Cnty, PA Indl Dev Auth Rev Hlthcare Fac Redstone Rfdg              5.850        11/15/29            3,297,204
  2,500   Westmoreland Cnty, PA Indl Dev Hlthcare Fac Redstone Ser B                      8.000        11/15/23            2,688,625
  2,960   Wilkinsburg, PA Muni Auth Hlth Fac Rev Monroeville Christian Ser A              8.250        03/01/27            3,131,946
                                                                                                                      --------------
                                                                                                                         284,219,486
                                                                                                                      --------------

          RHODE ISLAND 0.4%
  2,000   Rhode Island St Econ Dev Corp Rev Oblig Providence Place                        7.250        07/01/20            1,949,800
  7,310   Rhode Island St Hlth & Ed Bldg Hosp Fin Lifespan Oblig Grp                      6.500        08/15/32            8,090,854
    680   Rhode Island St Hlth & Ed Hosp Fin Ser A                                        5.875        09/15/23              691,111
  5,490   Rhode Island St Hlth & Ed Hosp Fin Ser A                                        6.000        09/15/33            5,585,142
  1,500   Tiverton, RI Spl Oblig Tax Mount Hope Bay Vlg Ser A                             6.875        05/01/22            1,590,870
                                                                                                                      --------------
                                                                                                                          17,907,777
                                                                                                                      --------------

          SOUTH CAROLINA 1.6%
  2,000   Lexington Cnty, SC Hlth Svcs                                                    5.500        05/01/32            2,100,040
  2,000   Lexington Cnty, SC Hlth Svcs                                                    5.500        05/01/37            2,105,500
  1,450   Loris, SC Cmnty Hosp Dist Hosp Rev Ser B                                        5.625        01/01/29            1,434,862
  1,915   Medical Univ SC Hosp Auth Ser A Rfdg (Prerefunded @ 08/15/12)                   6.250        08/15/22            2,270,003
  1,700   Medical Univ SC Hosp Auth Ser A Rfdg (Prerefunded @ 08/15/12)                   6.375        08/15/27            2,029,052
  7,000   Richland Cnty, SC Environmental Impt Rev Intl Paper (AMT)                       6.100        04/01/23            7,528,710
  5,050   South Carolina Jobs Econ Dev Auth Econ Dev Rev Bon Secours Hlth Sys
          Inc Ser A                                                                       5.625        11/15/30            5,235,133
    543   South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster
          Presbyterian Ctr                                                                6.750        11/15/10              580,798
    500   South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster
          Presbyterian Ctr                                                                7.500        11/15/20              538,990
  1,200   South Carolina Jobs Econ Dev Auth Hlth Fav Rev First Mtg Lutheran
          Homes Rfdg                                                                      5.650        05/01/18            1,115,832
  5,000   South Carolina Jobs Econ Dev Auth Hosp Fac Rev Impt Palmetto Hlth
          Alliance Ser A Rfdg                                                             6.125        08/01/23            5,371,650
  9,900   South Carolina Jobs Econ Dev Auth Hosp Fac Rev Impt Palmetto Hlth
          Alliance Ser A Rfdg                                                             6.250        08/01/31           10,614,681
  4,500   South Carolina Jobs Econ Dev Auth Hosp Fac Rev Impt Palmetto Hlth
          Alliance Ser C Rfdg                                                             6.375        08/01/34            4,866,975
  5,500   South Carolina Jobs Econ Dev First Mtg Lutheran Homes                           6.625        05/01/20            5,524,145
  2,540   South Carolina Jobs Econ Dev First Mtg Lutheran Homes Rfdg                      5.700        05/01/26            2,276,170
  4,000   South Carolina Jobs Econ Dev First Mtg Wesley Commons Proj Rfdg                 7.750        10/01/33            4,300,520
  3,000   South Carolina Jobs Econ Dev First Mtg Westley Commons Proj                     7.750        10/01/24            3,240,090
  1,650   South Carolina Jobs Econ Episcopal Home Still Proj Ser A                        6.250        05/15/25            1,694,847
  3,350   South Carolina Jobs Econ Episcopal Home Still Proj Ser A                        6.375        05/15/32            3,456,932
  3,000   Tobacco Settlement Rev Mgmt Ser B                                               6.375        05/15/28            3,063,870
                                                                                                                      --------------
                                                                                                                          69,348,800
                                                                                                                      --------------

          SOUTH DAKOTA 0.5%
  3,750   Minnehaha Cnty, SD Hlth Fac Bethany Lutheran Home Proj Ser A                    7.000        12/01/35            3,708,338
  3,600   Mobridge, SD Hlthcare Fac Rev Mobridge Regl Hosp Proj                           6.500        12/01/22            3,503,556
  1,750   Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Ser A                          6.625        11/15/23            1,780,258
  3,250   Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Ser A                          6.750        11/15/33            3,296,280
  4,460   Sioux Falls, SD Multi-Family Hsg Inn Westport Proj Ser A (Acquired
          01/26/04, Cost $4,480,000) (c)                                                  7.500        12/01/34            4,506,741
  1,000   South Dakota St Hlth & Ed Fac Auth Rev Huron Regl Med Ctr                       7.250        04/01/20            1,023,560
  2,000   South Dakota St Hlth & Ed Fac Auth Rev Sioux VY Hosp & Hlth Sys Ser A           5.250        11/01/34            2,055,920

  1,600   Winner, SD Econ Dev Rev Winner Regl Hlthcare Ctr Rfdg (a)                       6.000        04/01/28            1,361,488
                                                                                                                      --------------
                                                                                                                          21,236,141
                                                                                                                      --------------

          TENNESSEE    1.6%
  1,000   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Ser B Impt &
          Rfdg                                                                            8.000        07/01/33            1,196,030
  1,200   Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj Ser A                 6.000        02/15/19            1,201,056
  1,000   Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj Ser A                 6.000        02/15/24              983,420
  1,200   Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj Ser A                 6.250        02/15/32            1,198,404
  5,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn States Hlth
          Ser A Rfdg                                                                      7.500        07/01/25            5,984,350
  7,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn States Hlth
          Ser A Rfdg                                                                      7.500        07/01/33            8,305,500
  7,000   Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Fac Rev Baptist Hlth Sys East
          TN                                                                              6.500        04/15/31            7,194,810
  2,700   Knox Cnty, TN Hlth Ed Hosp Fac Impt East TN Hosp Ser B Rfdg                     5.750        07/01/33            2,811,321
  1,500   Metropolitan Govt Nashville & Davidson Blakeford at Green Hills Rfdg            5.650        07/01/16            1,500,120
  4,850   Metropolitan Govt Nashville & Davidson Blakeford at Green Hills Rfdg            5.650        07/01/24            4,564,384
  1,650   Shelby Cnty, TN Hlth & Ed Germantown Vlg Ser A                                  7.000        12/01/23            1,694,913
  6,500   Shelby Cnty, TN Hlth & Ed Germantown Vlg Ser A                                  7.250        12/01/34            6,706,115
  5,000   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Drivers Ser 254
          (Inverse Fltg) (Acquired 04/24/02, Cost $4,922,800) (a) (b) (c)                10.225        09/01/21            6,973,100
    375   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hlthcare Fac Kirby Pines Ser
          A                                                                               6.250        11/15/16              372,746
  7,000   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hlthcare Fac Kirby Pines Ser
          A                                                                               6.375        11/15/25            6,712,300
  4,500   Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hosp Wellmont Hlth Sys
          Proj                                                                            6.250        09/01/32            4,849,695
  1,750   Sweetwater, TN Indl Dev Brd Mtg Rev Wood Presbyterian Home Proj (a)             7.500        01/01/18            1,751,068
  4,070   Sweetwater, TN Indl Dev Brd Mtg Rev Wood Presbyterian Home Proj (a)             7.750        01/01/29            4,025,759
    925   Tennessee Hsg Dev Agy Ser 2001 3B                                               5.350        07/01/32              953,083
                                                                                                                      --------------
                                                                                                                          68,978,174
                                                                                                                      --------------

          TEXAS    8.0%
  1,805   Abia Dev Corp TX Arpt Fac Rev Aero Austin LP Proj (AMT)                         7.250        01/01/25            1,800,415
    410   Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC Proj Ser A
          (AMT)                                                                           6.250        10/01/08              407,183
  3,775   Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC Proj Ser A
          (AMT)                                                                           6.500        10/01/23            3,558,806
  2,000   Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist
          Retirement Ser A                                                                6.750        11/15/28            2,035,080
  5,000   Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist
          Retirement Ser A                                                                7.000        11/15/33            5,273,050
 14,200   Alliance Arpt Auth Inc TX Spl Amern Airl Inc Proj (AMT)                         7.500        12/01/29           10,234,082
  1,700   Atlanta, TX Hosp Auth Fac Rev                                                   6.750        08/01/29            1,642,761
  1,000   Austin, TX Conv Enterprised Inc First Tier Ser A                                6.700        01/01/28            1,069,460
  2,000   Austin-Bergstorm Landhost Enteprises Inc TX Arpt Hotel Sr Ser A (g)             6.750        04/01/27              963,240
    750   Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj                 6.125        07/01/22              802,898
  1,000   Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj                 6.300        07/01/32            1,062,750
  3,380   Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg Rev Woodland Ridge Apt
          Proj Ser A                                                                      7.000        01/01/39            3,304,694
  1,585   Brazos River Auth TX Pollutn Ctl Rev Adj TXU Elec Co Proj Ser C Rfdg
          (AMT)                                                                               *        05/01/36            1,709,676
  5,000   Brazos River Auth TX Pollutn Ctl Rev TXU Energy Co Proj Ser A Rfdg
          (AMT)                                                                           6.750        04/01/38            5,797,950
  9,500   Brazos River Auth TX Pollutn Ctl Rev TXU Energy Co Proj Ser B Rfdg
          (AMT)                                                                           6.300        07/01/32           10,247,745
 10,000   Brazos River Auth TX Pollutn TX Util Co Ser A (AMT)                             7.700        04/01/33           11,823,200
  1,000   Brazos River Auth TX Rev Reliant Energy Inc Proj Ser A Rfdg                     5.375        04/01/19            1,032,590
  2,000   Comal Cnty, TX Hlth Fac Dev Hlthcare Sys McKenna Mem Proj Ser A                 6.125        02/01/22            2,096,980
  3,000   Comal Cnty, TX Hlth Fac Dev Hlthcare Sys McKenna Mem Proj Ser A                 6.250        02/01/32            3,120,150
  6,000   Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg                                        7.250        04/01/32            6,193,620
 10,080   Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp Rev Amern Airl Inc (AMT)          7.250        11/01/30            6,861,254
  2,690   Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp Rev Amern Airl Inc
          (GTY AGMT: American Airlines) (AMT)                                             6.375        05/01/35            1,642,595
  1,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A (AMT) (FGIC Insd)                 6.000        11/01/28            1,098,660
  3,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A (AMT) (FGIC Insd)                 6.000        11/01/32            3,295,980
  7,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A (AMT) (FSA Insd)                  5.000        11/01/35            7,057,190
  8,000   Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys Ser A                             7.000        09/01/25            8,627,360
  5,000   Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys Ser A                             7.125        09/01/34            5,384,700
  5,390   Grand Prairie, TX Hsg Fin Corp                                                  7.750        01/01/34            5,293,519
  1,995   Grapevine, TX Indl Dev Corp Rev Sr Air Cargo (AMT)                              6.500        01/01/24            2,073,523
  3,000   Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd Med Ctr Proj
          Ser A                                                                           6.375        10/01/21            3,264,660
  5,320   Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd Med Ctr Proj
          Ser A                                                                           6.500        10/01/26            5,730,598

  2,000   Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd Med Ctr Proj
          Ser A                                                                           6.500        10/01/29            2,146,600
    540   Gulf Coast Waste Disp Auth Ser A Rfdg (AMT)                                     6.100        08/01/24              575,273
  1,050   Gulf Coast Waste Disp Auth Valero Energy Corp Proj (AMT)                        5.700        04/01/32            1,064,207
  5,510   Harris Cnty, TX Hlth Fac Dev Corp Rev Drivers Ser 223 (Inverse Fltg)
          (Acquired 07/31/01, Cost $5,544,649) (b) (c)                                    9.076        02/15/17            6,307,628
  2,000   Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare Ser A                         6.375        06/01/29            2,192,320
  2,000   Harris Cnty, TX Indl Dev Corp Continental Airl Proj Rfdg (AMT)
          (Acquired 01/26/01, Cost $1,650,236) (c)                                        5.375        07/01/19            1,494,040
  4,750   Harris Cnty-Houston, TX Sports Auth Spl Rev Jr Lien Ser B Rfdg
          (MBIA Insd) (h)                                                                 5.250        11/15/40            4,945,463
 10,095   Hidalgo Cnty, TX Hlth Svcs Mission Hosp Inc Proj                                6.875        08/15/26           11,055,640
  4,075   Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser B (AMT)                   6.125        07/15/17            3,385,836
  6,375   Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser C (AMT)                   6.125        07/15/27            4,905,818
  1,275   Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser C (AMT)                   5.700        07/15/29              915,093
  7,000   Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser E (AMT)                   6.750        07/01/21            6,082,790
  4,000   Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser E (AMT)                   7.375        07/01/22            3,679,520
 20,925   Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser E (AMT)                   6.750        07/01/29           17,595,623
  9,000   Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser E (AMT)                   7.000        07/01/29            7,825,590
  1,000   Houston, TX Arpt Sys Rev Sub Lien Ser C (FGIC Insd)                             5.000        07/01/28            1,015,140
    500   Houston, TX Hlth Fac Dev Corp Buckingham Sr Living Cmnty Ser A                  7.000        02/15/23              541,180
  4,000   Houston, TX Hlth Fac Dev Corp Buckingham Sr Living Cmnty Ser A                  7.125        02/15/34            4,305,960
  4,000   Houston, TX Indl Dev Corp Rev Sr Air Cargo (AMT)                                6.375        01/01/23            4,126,360
 10,000   Houston, TX Util Sys Rev Drivers Ser 506 (Inverse Fltg) (Acquired
          08/24/04, Cost $10,901,842) (MBIA Insd) (a) (b) (c)                             8.324        05/15/12           11,455,200
  3,370   Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Ser A (g)             6.500        07/01/19            2,818,837
  1,500   Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Ser A (g)             6.500        07/01/29            1,208,895
  2,840   Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys of East TX Rfdg          6.875        02/15/26            2,944,114
  8,500   Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys of East TX Rfdg          5.700        02/15/28            8,715,390
  8,860   Meadow Parc Dev Inc TX Multi-Family Rev Hsg Meadow Parc Apt Proj                6.500        12/01/30            8,190,007
  1,000   Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian Care Ctr Ser A          7.625        02/15/28            1,050,930
  4,000   Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian Ser A                   6.400        02/15/20            4,014,800
  1,000   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj                  6.625        01/01/11            1,019,480
  2,500   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj                  7.250        01/01/31            2,500,600
  2,000   Midlothian, TX Dev Auth Tax (Acquired 12/02/04, Cost $2,000,000) (c)            6.200        11/15/29            2,007,100
  2,820   Midlothian, TX Dev Auth Tax                                                     6.700        11/15/23            2,913,088
  2,000   Midlothian, TX Dev Auth Tax                                                     7.875        11/15/26            2,215,720
  1,530   North Central, TX Hlth Fac Dev Corp Rev Hlth Fac C C Young Mem Proj             6.300        02/15/15            1,548,697
  2,250   North Central, TX Hlth Fac Dev Corp Rev Hlth Fac C C Young Mem Proj             6.375        02/15/20            2,280,735
  5,000   North TX Hlth Fac Dev Corp Hosp Rev Utd Regl Hlthcare Sys Inc Proj              5.500        09/01/28            5,116,550
  3,785   Orange, TX Hsg Dev Corp Multi-Family Rev Hsg Vlg at Pine Hallow                 8.000        03/01/28            3,868,838
  3,000   Richardson, TX Hosp Auth Rev Richardson Regl Impt & Rfdg                        6.000        12/01/34            3,138,930
  2,655   Rusk Cnty, TX Hlth Fac Corp Hosp Rev Henderson Mem Hosp Proj Rfdg               7.750        04/01/13            2,655,717
  2,000   Sabine River Auth TX Pollutn Ctl Rev TX Elec Proj Ser A Rfdg (AMT)              6.450        06/01/21            2,147,100
    500   San Antonio, TX Hlth Fac Dev Corp Rev Encore Nursing Ctr Part                   8.250        12/01/19              502,985
  2,000   San Antonio, TX Hsg Fin Corp Multi-Family Hsg Rev Beverly Oaks Apt
          Proj Ser A                                                                      7.750        02/01/27            1,759,740
  1,855   San Antonio, TX Hsg Fin Corp Multi-Family Hsg Rev Marbach Manor Apt
          Proj Ser A (AMT)                                                                8.125        06/01/27            1,784,714
  1,401   Texas Gen Svc Cmnty Part Int Office Bldg & Land Acquisition Proj                7.000        08/01/24            1,419,547
    965   Texas St Dept Hsg & Cmnty Affairs Single Family Rev Mtg Ser A (AMT)
          (MBIA Insd)                                                                     5.500        03/01/26            1,000,435
    980   Texas St Dept Hsg & Cmnty Affairs Single Family Rev Mtg Ser A (AMT)
          (MBIA Insd)                                                                     5.550        03/01/34            1,011,007
  2,000   Texas St Pub Fin Auth Charter Sch Excellence Ed Proj Ser A (Acquired
          12/02/04, Cost $1,975,160) (c)                                                  7.000        12/01/34            1,997,220
  1,000   Texas St Student Hsg Corp MSU Proj Midwestern St Univ                           6.500        09/01/22            1,062,620
  4,375   Texas St Student Hsg Corp MSU Proj Midwestern St Univ                           6.500        09/01/34            4,615,713
    560   Texas St Wtr Fin Assistance Ser A (AMT)                                         5.125        08/01/42              572,779
  6,200   Tomball, TX Hosp Auth Rev Hosp Tomball Regl Hosp                                6.000        07/01/29            6,277,562
  3,140   Tomball, TX Hosp Auth Rev Rfdg                                                  6.125        07/01/23            3,161,980
  1,000   Tyler, TX Hlth Fac Dev Corp Mother Frances Hosp                                 5.750        07/01/33            1,039,850
  3,300   University, TX Univ Rev Drivers Ser 517 (Inverse Fltg) (Acquired
          09/22/04, Cost $3,719,000) (a) (b) (c)                                          9.289        07/01/23            3,801,930
 12,500   University, TX Univ Rev Drivers Ser 584 (Inverse Fltg) (Acquired
          11/09/04, Cost $13,162,250) (b) (c)                                             7.825        08/15/12           13,444,500
 13,500   University, TX Univ Rev Fin Sys Ser B                                           5.000        08/15/33           13,965,750
  5,000   University, TX Univ Rev Fin Sys Ser D                                           5.000        08/15/34            5,188,900
  8,105   Wichita Cnty, TX Hlth Fac Rolling Meadows Fac Ser A Rfdg                        6.250        01/01/28            8,099,245

  4,500   Woodhill Pub Fac Corp TX Hsg-Woodhill Apt Proj                                  7.500        12/01/29            4,521,645
                                                                                                                      --------------
                                                                                                                         355,705,300
                                                                                                                      --------------

          UTAH    0.5%
  3,000   Eagle Mountain, UT Spl Assmt Spl Impt Dist No 2000-1                            8.250        02/01/21            3,115,050
    500   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (e)                              7.600        09/01/06              102,500
  1,000   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (e)                              7.800        09/01/15              204,500
 10,235   Mountain Regl Wtr Spl Svc Dist Utah Spl Impt Dist No 2002-1                     7.000        12/01/18           10,248,510
  4,285   South Jordan, UT Spl Assmt Spl Impt Dist No 99 1                                6.875        11/01/17            4,302,954
  2,470   Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj Ser A                                6.875        07/01/27            2,421,415
                                                                                                                      --------------
                                                                                                                          20,394,929
                                                                                                                      --------------

          VERMONT    0.5%
  1,155   Vermont Econ Dev Auth Rev Mtg Wake Robin Corp Proj Ser B                        6.750        03/01/24            1,148,763
  3,720   Vermont Econ Dev Auth Rev Mtg Wake Robin Corp Proj Ser B                        6.750        03/01/29            3,663,084
  1,290   Vermont Ed & Hlth Bldg Fin Agy Rev Developmental & Mental Hlth Ser A            6.375        06/15/22            1,363,659
  2,170   Vermont Ed & Hlth Bldg Fin Agy Rev Developmental & Mental Hlth Ser A            6.500        06/15/32            2,269,451
  3,000   Vermont Ed & Hlth Bldg Fin Agy Rev Hlthcare Fac Copley Manor Proj (g)           6.250        04/01/29            2,119,830
    475   Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth Ser A             6.000        12/15/09              515,608
  1,930   Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth Ser A             6.125        12/15/14            2,063,209
  1,325   Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth Ser A             6.250        12/15/19            1,410,728
  1,805   Vermont Ed & Hlth Bldg Fin Bennington College Proj (a)                          6.500        10/01/14            1,874,294
  4,130   Vermont Ed & Hlth Bldg Fin Bennington College Proj                              6.625        10/01/29            4,192,322
                                                                                                                      --------------
                                                                                                                          20,620,948
                                                                                                                      --------------

          VIRGINIA    2.4%
  2,500   Albemarle Cnty, VA Indl Dev Auto Residential Care Fac Ser A                     6.200        01/01/31            2,592,825
  2,955   Alexandria, VA Indl Dev Auth Rev Saint Coletta Sch Proj (a)                     7.750        10/15/26            3,064,631
    215   Alexandria, VA Indl Dev Auth Rev Saint Coletta Sch Proj (a)                     7.750        10/15/26              222,977
  2,000   Bedford Cnty, VA Indl Dev Auth Nekoosa Packaging Proj Rfdg (AMT)                6.300        12/01/25            2,063,640
  1,900   Bedford Cnty, VA Indl Dev Auth Nekoosa Packaging Proj Ser A Rfdg (AMT)          6.550        12/01/25            1,982,422
  2,215   Bell Creek Cmnty Dev Auth VA Spl Assmt Ser A                                    6.750        03/01/22            2,238,014
  3,845   Bell Creek Cmnty Dev Auth VA Spl Assmt Ser B (a)                                7.000        03/01/32            3,897,407
 10,000   Broad Str Cmnty Dev Auth VA                                                     7.500        06/01/33           10,356,300
  1,463   Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North
          Proj Ser B                                                                      6.600        03/01/25            1,473,797
  8,000   Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North
          Proj Ser B                                                                      6.750        03/01/34            8,060,400
  4,000   Chesterfield Cnty, VA Indl Dev Elec & Pwr Ser A                                 5.875        06/01/17            4,396,080
  2,490   Dulles Town Ctr Cmnty Dev Auth Dulles Town Ctr Proj                             6.250        03/01/26            2,552,723
  2,560   Fairfax Cnty, VA Redev & Hsg Auth Multi-Family Hsg Rev                          7.600        10/01/36            2,827,520
    800   Greensville Cnty, VA Indl Dev Auth Rev Indl Dev Wheeling Steel Proj
          Ser A (AMT)                                                                     7.000        04/01/14              552,784
  2,865   Hampton, VA Redev & Hsg Auth Rev First Mtg Olde Hampton Ser A Rfdg              6.500        07/01/16            2,581,422
  3,000   Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev Utd Methodist
          Ser A                                                                           6.700        06/01/27            3,144,360
  4,000   Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev Utd Methodist
          Ser A Rfdg                                                                      6.500        06/01/22            4,223,320
  1,500   Hopewell, VA Indl Dev Auth Res Recovery Rev Stone Container Corp Proj
          Rfdg                                                                            8.250        06/01/16            1,530,750
  5,200   Isle Wight Cnty, VA Indl Dev Auth Environment Impt Rev Ser A (AMT)              5.700        11/01/27            5,402,072
  1,200   James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg
          Williamsburg Ser A Rfdg                                                         6.000        03/01/23            1,275,384
  3,000   James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg
          Williamsburg Ser A Rfdg                                                         6.125        03/01/32            3,140,490
  1,000   Loudoun Cnty, VA Indl Dev Auth Loudoun Hosp Ctr Ser A                           6.100        06/01/32            1,085,180
    500   Norfolk, VA Redev & Hsg Auth First Mtg Retirement Cmnty A                       6.000        01/01/25              502,335
  1,950   Norfolk, VA Redev & Hsg Auth First Mtg Retirement Cmnty A                       6.125        01/01/35            1,954,544
  7,000   Peninsula Port Auth VA Residential Care Fac Rev VA Baptist Homes Ser A          7.375        12/01/23            7,538,720
 10,500   Peninsula Port Auth VA Residential Care Fac Rev VA Baptist Homes Ser A          7.375        12/01/32           11,054,610
  5,625   Richmond, VA Redev & Hsg Auth Multi-Family Rev Ser A Rfdg (a)                   8.750        12/15/21            5,409,169
  7,000   Roanoke Cnty, VA Indl Dev Auth Glebe Inc Ser A                                  6.300        07/01/35            7,142,800
  4,000   Virginia Gateway Cmnty Dev Prince William Cnty                                  6.375        03/01/30            4,101,040
    570   Virginia Small Business Fin Indl Dev SIL Clean Wtr Proj (AMT)                   7.250        11/01/09              575,922
  1,700   Virginia Small Business Fin Indl Dev SIL Clean Wtr Proj (AMT)                   7.250        11/01/24            1,698,334

                                                                                                                      --------------
                                                                                                                         108,641,972
                                                                                                                      --------------

          WASHINGTON 1.3%
  2,000   Kennewick, WA Pub Hosp Dist Impt & Rfdg                                         6.300        01/01/25            1,977,480
    600   King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp                          7.000        12/01/11              635,832
    400   King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp                          7.250        12/01/15              414,608
  2,400   Port Seattle, WA Spl Fac Rev Northwest Airl Proj (AMT)                          7.125        04/01/20            2,279,880
 21,000   Port Seattle, WA Spl Fac Rev Northwest Airl Proj (AMT)                          7.250        04/01/30           19,866,210
  2,000   Skagit Cnty, WA Pub Hosp Dist Rfdg                                              6.000        12/01/18            2,086,360
  1,000   Skagit Cnty, WA Pub Hosp Dist Rfdg                                              6.000        12/01/23            1,027,710
  8,315   Tobacco Settlement Auth WA                                                      6.625        06/01/32            8,580,332
 10,975   Washington St Drivers Ser 509 (Inverse Fltg) (Acquired 09/08/04, Cost
          $11,324,672) (MBIA Insd) (a) (b) (c)                                            7.825        07/01/12           11,934,544
  8,670   Washington St Drivers Ser 593 (Inverse Fltg) (Acquired 11/10/04, Cost
          $9,025,272) (FSA Insd) (a) (b) (c)                                              7.825        07/01/12            9,384,668
                                                                                                                      --------------
                                                                                                                          58,187,624
                                                                                                                      --------------

          WEST VIRGINIA 0.0%
  1,250   Randolph Cnty, WV Bldg Commn Rev Crossover Elkins Regl Proj Rfdg                6.125        07/01/23            1,163,413
                                                                                                                      --------------

          WISCONSIN    2.6%
  4,180   Baldwin, WI Hosp Rev Mtg Ser A                                                  6.375        12/01/28            4,196,720
  3,750   Hudson, WI Fac Hlthcare Rev Christian Cmnty Home Inc Proj                       6.500        04/01/33            3,731,475
  2,625   Milwaukee, WI Rev Sub Air Cargo (AMT)                                           7.500        01/01/25            2,635,395
  1,800   Wisconsin Hlth & Ed Fac East Castle Pl Inc Proj                                 6.125        12/01/34            1,770,984
  4,250   Wisconsin St Drivers Ser 490 (Inverse Fltg) (Acquired 08/04/04, Cost
          $4,776,554) (MBIA Insd) (a) (b) (c)                                             7.825        05/01/12            4,981,978
  6,000   Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare                             6.400        04/15/33            6,617,040
  8,725   Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare Inc Ser A                   5.600        02/15/29            8,894,876
  4,750   Wisconsin St Hlth & Ed Fac Auth Rev Clement Manor Rfdg                          5.750        08/15/24            4,623,603
  3,750   Wisconsin St Hlth & Ed Fac Auth Rev Froedert & Cmnty Hlth Oblig                 5.375        10/01/30            3,891,713
    125   Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem Hosp Assn (ACA Insd)               7.200        11/01/05              127,894
  2,000   Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem Hosp Assn (ACA Insd)               7.875        11/01/22            2,094,220
  3,000   Wisconsin St Hlth & Ed Fac Auth Rev Hlthcare Dev Inc Proj                       6.250        11/15/20            3,240,330
  5,000   Wisconsin St Hlth & Ed Fac Auth Rev Milwaukee Catholic Home Inc Proj            7.500        07/01/26            5,119,300
  7,055   Wisconsin St Hlth & Ed Fac Auth Rev Natl Regency of New Berlin Proj             8.000        08/15/25            7,515,550
  2,750   Wisconsin St Hlth & Ed Fac Auth Rev New Castle Pl Proj Ser A                    7.000        12/01/31            2,798,400
  2,000   Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg Proj Ser A                      7.000        08/15/19            2,053,700
  1,250   Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg Proj Ser A                      7.625        08/15/30            1,297,463
  1,115   Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj
          (a)                                                                             5.750        10/01/18            1,083,735
  2,485   Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj            5.750        10/01/28            2,269,302
    360   Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj            5.900        10/01/28              335,239
  1,200   Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj                     6.500        07/01/23            1,233,660
  1,000   Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj                     6.625        07/01/28            1,025,870
  2,800   Wisconsin St Hlth & Ed Fac Auth Rev Wheaton Franciscan Svcs Ser A               5.125        08/15/33            2,851,912
  2,000   Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosps Inc Ser A                     6.500        08/15/24            2,057,820
  2,000   Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosps Inc Ser A                     6.500        08/15/26            2,044,700
  1,000   Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosps Inc Ser A                     6.750        08/15/34            1,034,340
    250   Wisconsin St Hlth & Ed Fac Blood Ctr Southeastern Proj                          5.500        06/01/24              259,735
    750   Wisconsin St Hlth & Ed Fac Blood Ctr Southeastern Proj                          5.750        06/01/34              787,980
  1,215   Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj                              7.125        01/15/22            1,273,101
  2,355   Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj                              7.250        01/15/33            2,461,375
  2,380   Wisconsin St Hlth & Ed Fac Divine Savior Hlthcare Ser C                         7.500        05/01/32            2,500,547
  3,500   Wisconsin St Hlth & Ed Fac Drivers Ser 399 (Inverse Fltg) (Acquired
          03/02/04, Cost $4,071,565) (MBIA Insd) (a) (b) (c)                             10.975        02/15/11            4,049,885
  3,000   Wisconsin St Hlth & Ed Fac FH Hlthcare Dev Inc Proj                             6.250        11/15/28            3,197,190
  2,250   Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr A                                 6.250        04/01/34            2,228,400

  4,500   Wisconsin St Hlth & Ed Fac St John's Home & Sunrise Care                        5.625        12/15/22            4,454,685
  4,000   Wisconsin St Hlth & Ed Fac Synergy Hlth Inc                                     6.000        11/15/23            4,251,200
  5,800   Wisconsin St Hlth & Ed Fac Synergy Hlth Inc                                     6.000        11/15/32            6,091,218
  2,750   Wisconsin St Hlth & Ed Fac Utd Lutheran Pgm for the Aging                       5.700        03/01/28            2,485,863
                                                                                                                      --------------
                                                                                                                         113,568,398
                                                                                                                      --------------

          WYOMING    0.0%
  2,100   Teton Cnty, WY Hosp Dist Hosp Rst Johns Med Ctr                                 6.750        12/01/22            2,157,960
                                                                                                                      --------------

          PUERTO RICO 0.3%
  2,500   Puerto Rico Comwlth Driver Ser 491 (Inverse Fltg) (Acquired 08/04/04,
          Cost $3,137,044) (FGIC Insd) (a) (b) (c)                                        8.824        07/01/12            3,254,175
  5,000   Puerto Rico Elec Pwr Auth Drivers Ser 500 (Inverse Fltg) (Acquired
          08/24/04, Cost $5,499,429) (FGIC Insd) (a) (b) (c)                              7.825        07/01/12            5,717,800
  5,000   Puerto Rico Indl Tourist Ed & Tran Mem Mennonite Gen Hosp Proj Ser A            6.500        07/01/26            4,931,350
                                                                                                                      --------------
                                                                                                                          13,903,325
                                                                                                                      --------------

TOTAL LONG-TERM INVESTMENTS    99.1%
   (Cost $4,272,425,493)                                                                                               4,405,098,679

Short-Term Investment    0.1%
   (Cost $1,800,000)                                                                                                       1,800,000
                                                                                                                      --------------
TOTAL INVESTMENTS    99.2%
   (Cost $4,274,225,493)                                                                                               4,406,898,679

OTHER ASSETS IN EXCESS OF LIABILITIES    0.8%                                                                             36,606,416
                                                                                                                      --------------

NET ASSETS    100.0%                                                                                                  $4,443,505,095
                                                                                                                      ==============

            Percentages are calculated as a percentage of net assets.

*           Zero coupon bond

(a)         The Fund owns 100% of the bond issuance.

(b) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 10.7% of net assets.

(d)         Securities purchased on a when-issued or delayed delivery basis.

(e)         Non-income producing security.

(f)         This borrower has filed for protection in federal bankruptcy court.

(g)         Interest is accruing at less than the stated coupon.

(h) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(i)         Payment-in-kind security.

(j) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

ACA       - American Capital Access

AMT       - Alternative Minimum Tax

CA MTG    - California Mortgage Insurance

FGIC      - Financial Guaranty Insurance Co.

FHA       - Federal Housing Administration

FSA       - Financial Security Assurance Inc.

GNMA      - Government National Mortgage Association

GTY AGMT  - Guarantee Agreement

LOC       - Letter of Credit

MBIA      - Municipal Bond Investors Assurance Corp.

XLCA      - XL Capital Assurance Inc.

FUTURE CONTRACTS OUTSTANDING AS OF FEBRUARY 28, 2005:

                                                                                                                         UNREALIZED
                                                                                                                       APPRECIATION/
                                                                                                       CONTRACTS        DEPRECIATION
SHORT CONTRACTS:
                 10 Year U.S. Treasury Notes Futures March 2005  (Current                                  1,050         $  355,175
                 Notional Value of $110,875 per contract)

                 U.S. Treasury Bonds Futures March 2005  (Current
                 Notional Value of $113,094 per contract)                                                  1,300           (770,825)
                                                                                                       ---------         ----------
                                                                                                           2,350         $ (415,650)
                                                                                                       =========         ==========


Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax-Exempt Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: April 19, 2005